UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2024

Item 1.

Reports to Stockholders

Fidelity® Puritan® K6 Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	6.2
NVIDIA Corp.	3.8
Amazon.com, Inc.	3.4
Meta Platforms, Inc. Class A	2.4
Alphabet, Inc. Class C	2.4
Eaton Corp. PLC	1.9
Eli Lilly & Co.	1.6
MasterCard, Inc. Class A	1.6
Boston Scientific Corp.	1.4
Apple, Inc.	1.4
26.1

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	12.5
Fannie Mae	2.2
Freddie Mac	2.0
Ginnie Mae	1.5
Uniform Mortgage Backed Securities	1.5
JPMorgan Chase & Co.	0.6
Morgan Stanley	0.6
Bank of America Corp.	0.5
BX Commercial Mortgage Trust	0.4
Citigroup, Inc.	0.2
22.0

Market Sectors (% of Fund's net assets)

Information Technology	19.5
Financials	15.7
Industrials	10.0
Health Care	8.7
Consumer Discretionary	7.8
Communication Services	7.3
Energy	2.7
Materials	2.5
Consumer Staples	1.5
Real Estate	1.2
Utilities	0.6

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (2.0)%
Written options - (0.1)%
Futures and Swaps - (0.6)%

An unaudited holdings listing for the fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 64.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.0%
Entertainment - 1.0%
LiveOne, Inc. (a)(b)	354,306	573,976
Netflix, Inc. (a)	9,628	5,804,914
PodcastOne, Inc.	16,874	32,398
Roblox Corp. (a)	31,402	1,252,940
Spotify Technology SA (a)	4,765	1,221,794
The Walt Disney Co.	59,432	6,631,423
TKO Group Holdings, Inc.	3,409	285,436
Universal Music Group NV	33,989	1,026,142
		16,829,023
Interactive Media & Services - 4.8%
Alphabet, Inc. Class C (a)	277,695	38,816,207
Meta Platforms, Inc. Class A	80,390	39,401,551
		78,217,758
Media - 0.2%
Comcast Corp. Class A	71,132	3,048,006
TOTAL COMMUNICATION SERVICES		98,094,787
CONSUMER DISCRETIONARY - 7.0%
Automobiles - 0.1%
General Motors Co.	41,686	1,708,292
Broadline Retail - 3.4%
Amazon.com, Inc. (a)	310,666	54,913,322
Etsy, Inc. (a)	8,461	606,569
		55,519,891
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A (a)	59,181	9,319,232
Compass Group PLC	23,773	652,298
Domino's Pizza, Inc.	2,628	1,178,264
Draftkings Holdings, Inc. (a)	8,746	378,877
Hilton Worldwide Holdings, Inc.	33,251	6,793,844
		18,322,515
Household Durables - 0.2%
D.R. Horton, Inc.	16,622	2,483,992
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A (a)	18,455	2,357,811
Lowe's Companies, Inc.	48,405	11,649,631
Revolve Group, Inc. (a)	4,012	87,983
RH (a)	793	217,599
TJX Companies, Inc.	84,987	8,425,611
		22,738,635
Textiles, Apparel & Luxury Goods - 0.8%
Brunello Cucinelli SpA	2,067	247,976
Brunello Cucinelli SpA	63,029	7,561,514
Moncler SpA	5,474	394,381
NIKE, Inc. Class B	18,418	1,914,183
On Holding AG (a)	2,707	94,799
Ralph Lauren Corp.	14,306	2,659,772
		12,872,625
TOTAL CONSUMER DISCRETIONARY		113,645,950
CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Monster Beverage Corp.	40,368	2,385,749
Consumer Staples Distribution & Retail - 0.3%
Dollar Tree, Inc. (a)	6,660	976,889
Performance Food Group Co. (a)	10,098	775,223
Target Corp.	14,909	2,279,884
Walmart, Inc.	21,027	1,232,392
		5,264,388
Household Products - 0.1%
The Clorox Co.	15,354	2,353,922
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	13,111	1,948,032
Kenvue, Inc.	81,912	1,556,328
L'Oreal SA	182	86,936
		3,591,296
TOTAL CONSUMER STAPLES		13,595,355
ENERGY - 1.3%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	205,178	6,071,217
Schlumberger Ltd.	124,775	6,030,376
TechnipFMC PLC	130,750	2,835,968
		14,937,561
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd.	17,581	1,224,705
Hess Corp.	8,361	1,218,616
Imperial Oil Ltd.	14,297	894,596
Shell PLC ADR	41,172	2,586,837
		5,924,754
TOTAL ENERGY		20,862,315
FINANCIALS - 10.9%
Banks - 1.7%
Citigroup, Inc.	22,009	1,221,279
JPMorgan Chase & Co.	47,279	8,796,731
PNC Financial Services Group, Inc.	24,733	3,640,698
U.S. Bancorp	106,768	4,479,985
UniCredit SpA	9,509	318,500
Wells Fargo & Co.	164,020	9,117,872
		27,575,065
Capital Markets - 3.6%
Ares Management Corp.	77,388	10,263,970
BlackRock, Inc. Class A	9,000	7,302,060
Blue Owl Capital, Inc. Class A	197,660	3,549,974
Carlyle Group LP	7,119	326,406
Cboe Global Markets, Inc.	16,906	3,245,952
CME Group, Inc.	31,417	6,922,736
Deutsche Borse AG	5,020	1,050,924
Goldman Sachs Group, Inc.	15,695	6,106,140
Intercontinental Exchange, Inc.	32,721	4,529,241
KKR & Co. LP	61,488	6,041,811
London Stock Exchange Group PLC	6,675	749,691
Moody's Corp.	7,387	2,802,776
Morgan Stanley	34,217	2,944,031
Raymond James Financial, Inc.	7,150	860,288
UBS Group AG	32,864	934,981
XP, Inc. Class A	25,374	599,841
		58,230,822
Consumer Finance - 0.2%
American Express Co.	5,002	1,097,539
Capital One Financial Corp.	17,957	2,471,063
		3,568,602
Financial Services - 3.9%
Apollo Global Management, Inc.	120,611	13,484,310
Berkshire Hathaway, Inc. Class B (a)	9,817	4,019,080
Block, Inc. Class A (a)	30,064	2,389,186
FleetCor Technologies, Inc. (a)	676	188,787
Global Payments, Inc.	31,393	4,071,672
MasterCard, Inc. Class A	54,730	25,983,615
Visa, Inc. Class A	47,891	13,535,912
		63,672,562
Insurance - 1.5%
Arthur J. Gallagher & Co.	17,697	4,316,829
Chubb Ltd.	27,271	6,863,293
Globe Life, Inc.	9,886	1,254,830
Hartford Financial Services Group, Inc.	48,772	4,674,308
Marsh & McLennan Companies, Inc.	17,389	3,517,273
The Travelers Companies, Inc.	21,709	4,796,821
		25,423,354
TOTAL FINANCIALS		178,470,405
HEALTH CARE - 7.8%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	1,547	233,736
Gilead Sciences, Inc.	15,154	1,092,603
Karuna Therapeutics, Inc. (a)	2,147	674,094
Legend Biotech Corp. ADR (a)	16,028	1,044,384
Moderna, Inc. (a)	57,621	5,314,961
Nuvalent, Inc. Class A (a)	6,245	525,329
Regeneron Pharmaceuticals, Inc. (a)	12,700	12,269,343
		21,154,450
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	28,583	1,169,616
Boston Scientific Corp. (a)	354,767	23,489,123
Edwards Lifesciences Corp. (a)	34,672	2,942,613
Glaukos Corp. (a)	16,524	1,463,861
Intuitive Surgical, Inc. (a)	11,346	4,375,018
Stryker Corp.	6,109	2,132,469
		35,572,700
Health Care Providers & Services - 1.3%
Cardinal Health, Inc.	7,977	893,264
Centene Corp. (a)	61,908	4,855,444
CVS Health Corp.	56,572	4,207,260
UnitedHealth Group, Inc.	24,926	12,303,474
		22,259,442
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	20,584	2,827,418
Bruker Corp.	5,531	478,653
Danaher Corp.	19,385	4,907,119
Thermo Fisher Scientific, Inc.	2,059	1,174,001
		9,387,191
Pharmaceuticals - 2.4%
Eli Lilly & Co.	35,749	26,943,306
Merck & Co., Inc.	72,436	9,210,237
Novo Nordisk A/S Series B	28,557	3,408,726
		39,562,269
TOTAL HEALTH CARE		127,936,052
INDUSTRIALS - 9.3%
Aerospace & Defense - 1.5%
BWX Technologies, Inc.	1,414	142,574
General Dynamics Corp.	15,814	4,321,176
Howmet Aerospace, Inc.	34,964	2,326,854
The Boeing Co. (a)	72,364	14,741,994
TransDigm Group, Inc.	2,013	2,370,791
		23,903,389
Air Freight & Logistics - 0.2%
FedEx Corp.	15,203	3,785,091
Building Products - 1.2%
Carrier Global Corp.	22,523	1,251,828
Trane Technologies PLC	63,084	17,787,795
		19,039,623
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (a)	11,908	211,367
Cintas Corp.	5,147	3,235,456
Republic Services, Inc.	778	142,841
		3,589,664
Construction & Engineering - 0.3%
Fluor Corp. (a)	122,262	4,499,242
Electrical Equipment - 2.6%
Eaton Corp. PLC	106,681	30,830,809
Hubbell, Inc. Class B	12,896	4,909,120
Nextracker, Inc. Class A	71,132	4,000,464
Prysmian SpA	49,490	2,463,159
		42,203,552
Ground Transportation - 0.7%
Lyft, Inc. (a)	120,044	1,906,299
Uber Technologies, Inc. (a)	123,797	9,841,862
		11,748,161
Industrial Conglomerates - 0.9%
General Electric Co.	97,811	15,345,568
Machinery - 0.8%
Caterpillar, Inc.	25,062	8,369,706
PACCAR, Inc.	11,197	1,241,635
Parker Hannifin Corp.	3,486	1,866,579
Pentair PLC	15,807	1,229,627
		12,707,547
Passenger Airlines - 0.0%
Alaska Air Group, Inc. (a)	12,354	461,916
Delta Air Lines, Inc.	4,300	181,761
		643,677
Professional Services - 0.1%
Equifax, Inc.	4,108	1,123,908
Leidos Holdings, Inc.	6,831	873,412
		1,997,320
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	3,520	668,413
Ferguson PLC	4,922	1,040,757
United Rentals, Inc.	11,580	8,028,067
W.W. Grainger, Inc.	2,708	2,636,130
		12,373,367
TOTAL INDUSTRIALS		151,836,201
INFORMATION TECHNOLOGY - 19.0%
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. Class A	53,264	5,818,559
Flex Ltd. (a)	53,500	1,506,025
Jabil, Inc.	26,814	3,863,629
		11,188,213
IT Services - 0.8%
Accenture PLC Class A	17,991	6,742,667
Shopify, Inc. Class A (a)	89,374	6,825,492
X Holdings Corp. Class A (c)(d)	4,690	125,927
		13,694,086
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc. (a)	44,196	8,509,056
Applied Materials, Inc.	9,223	1,859,541
ASML Holding NV (depository receipt)	11,292	10,746,371
GlobalFoundries, Inc. (a)	15,858	866,957
Lam Research Corp.	2,055	1,928,104
Marvell Technology, Inc.	250,522	17,952,407
Micron Technology, Inc.	30,084	2,725,911
Monolithic Power Systems, Inc.	1,349	971,334
NVIDIA Corp.	78,593	62,176,494
NXP Semiconductors NV	10,121	2,527,517
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	38,166	4,910,819
Universal Display Corp.	26,614	4,642,014
		119,816,525
Software - 8.8%
Adobe, Inc. (a)	17,084	9,571,824
Autodesk, Inc. (a)	8,682	2,241,432
Dynatrace, Inc. (a)	42,429	2,102,357
Fair Isaac Corp. (a)	1,322	1,678,821
HubSpot, Inc. (a)	4,013	2,483,285
Intuit, Inc.	4,637	3,073,821
Microsoft Corp.	242,514	100,313,481
Rapid7, Inc. (a)	8,820	516,676
Salesforce, Inc.	28,540	8,813,723
Synopsys, Inc. (a)	9,980	5,725,825
UiPath, Inc. Class A (a)	145,272	3,450,210
Workday, Inc. Class A (a)	5,252	1,547,554
Zoom Video Communications, Inc. Class A (a)	20,673	1,462,201
		142,981,210
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	119,948	21,680,601
Samsung Electronics Co. Ltd. (a)	4,798	263,718
		21,944,319
TOTAL INFORMATION TECHNOLOGY		309,624,353
MATERIALS - 2.2%
Chemicals - 1.5%
Linde PLC	39,435	17,699,217
Sherwin-Williams Co.	20,913	6,943,743
		24,642,960
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	7,441	4,298,740
Vulcan Materials Co.	4,163	1,106,734
		5,405,474
Containers & Packaging - 0.1%
Ball Corp.	23,602	1,511,000
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	92,985	3,515,763
Gold Fields Ltd. sponsored ADR	52,770	688,121
		4,203,884
TOTAL MATERIALS		35,763,318
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Prologis, Inc.	3,963	528,149
Public Storage	10,161	2,884,403
Ventas, Inc.	6,365	269,176
		3,681,728
Real Estate Management & Development - 0.1%
Zillow Group, Inc. Class C (a)	18,183	1,020,975
TOTAL REAL ESTATE		4,702,703
UTILITIES - 0.1%
Electric Utilities - 0.1%
Constellation Energy Corp.	12,655	2,131,735
Southern Co.	5,997	403,298
		2,535,033
TOTAL COMMON STOCKS (Cost $740,362,440)		1,057,066,472

Fixed-Income Funds - 34.5%
	Shares	Value ($)
Fidelity High Income Central Fund (e)	666,725	69,572,733
Fidelity Investment Grade Bond Central Fund (e)	5,087,956	493,684,349
TOTAL FIXED-INCOME FUNDS (Cost $602,024,320)		563,257,082

Other - 0.0%
	Shares	Value ($)
Other - 0.0%
Fidelity Private Credit Central Fund LLC (c)(f) (Cost $434,651)	43,209	442,463

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	10,554,021	10,556,132
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	29,572	29,575
TOTAL MONEY MARKET FUNDS (Cost $10,585,706)		10,585,707

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,353,407,117)	1,631,351,724
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,229,514
NET ASSETS - 100.0%	1,632,581,238

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $568,390 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	6/06/22 - 2/02/24	434,651

X Holdings Corp. Class A	10/25/22	469,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	11,334,206	149,149,296	149,927,370	318,052	-	-	10,556,132	0.0%
Fidelity High Income Central Fund	64,331,981	7,385,994	3,221,476	2,611,678	(95,352)	1,171,586	69,572,733	4.9%
Fidelity Investment Grade Bond Central Fund	429,042,334	73,765,601	11,982,156	9,727,825	(1,317,379)	4,175,949	493,684,349	1.2%
Fidelity Private Credit Central Fund LLC	207,892	227,905	-	21,906	-	6,666	442,463	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	3,701,050	6,204,667	9,876,142	767	-	-	29,575	0.0%
Total	508,617,463	236,733,463	175,007,144	12,680,228	(1,412,731)	5,354,201	574,285,252

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	98,094,787	97,068,645	1,026,142	-
Consumer Discretionary	113,645,950	112,993,652	652,298	-
Consumer Staples	13,595,355	13,508,419	86,936	-
Energy	20,862,315	20,862,315	-	-
Financials	178,470,405	176,351,290	2,119,115	-
Health Care	127,936,052	124,527,326	3,408,726	-
Industrials	151,836,201	151,836,201	-	-
Information Technology	309,624,353	309,498,426	-	125,927
Materials	35,763,318	35,763,318	-	-
Real Estate	4,702,703	4,702,703	-	-
Utilities	2,535,033	2,535,033	-	-

Fixed-Income Funds	563,257,082	563,257,082	-	-

Other	442,463	-	442,463	-

Money Market Funds	10,585,707	10,585,707	-	-
Total Investments in Securities:	1,631,351,724	1,623,490,117	7,735,680	125,927
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,378) - See accompanying schedule:
Unaffiliated issuers (cost $740,362,440)	$1,057,066,472
Fidelity Central Funds (cost $613,044,677)	574,285,252

Total Investment in Securities (cost $1,353,407,117)		$1,631,351,724
Cash		50,822
Foreign currency held at value (cost $6,273)		6,273
Receivable for investments sold		10,357,206
Receivable for fund shares sold		1,248,457
Dividends receivable		733,464
Distributions receivable from Fidelity Central Funds		46,165
Other receivables		4,004
Total assets		1,643,798,115
Liabilities
Payable for investments purchased	$10,325,111
Payable for fund shares redeemed	434,130
Accrued management fee	428,061
Collateral on securities loaned	29,575
Total Liabilities		11,216,877
Commitments and contingent liabilities (see Commitments note)
Net Assets		$1,632,581,238
Net Assets consist of:
Paid in capital		$1,374,743,043
Total accumulated earnings (loss)		257,838,195
Net Assets		$1,632,581,238
Net Asset Value, offering price and redemption price per share ($1,632,581,238 ÷ 108,621,224 shares)		$15.03
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$4,201,690
Income from Fidelity Central Funds (including $767 from security lending)		12,679,912
Total Income		16,881,602
Expenses
Management fee	$2,308,455
Independent trustees' fees and expenses	3,510
Total expenses before reductions	2,311,965
Expense reductions	(917)
Total expenses after reductions		2,311,048
Net Investment income (loss)		14,570,554
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,418,000
Fidelity Central Funds	(1,412,731)
Foreign currency transactions	4,942
Capital gain distributions from Fidelity Central Funds	316
Total net realized gain (loss)		4,010,527
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	147,334,942
Fidelity Central Funds	5,354,201
Assets and liabilities in foreign currencies	(16)
Total change in net unrealized appreciation (depreciation)		152,689,127
Net gain (loss)		156,699,654
Net increase (decrease) in net assets resulting from operations		$171,270,208
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,570,554	$18,720,505
Net realized gain (loss)	4,010,527	(21,720,120)
Change in net unrealized appreciation (depreciation)	152,689,127	113,486,902
Net increase (decrease) in net assets resulting from operations	171,270,208	110,487,287
Distributions to shareholders	(10,633,384)	(17,241,436)

Share transactions
Proceeds from sales of shares	246,883,051	590,724,615
Reinvestment of distributions	10,633,384	17,241,436
Cost of shares redeemed	(169,436,478)	(148,653,415)

Net increase (decrease) in net assets resulting from share transactions	88,079,957	459,312,636
Total increase (decrease) in net assets	248,716,781	552,558,487

Net Assets
Beginning of period	1,383,864,457	831,305,970
End of period	$1,632,581,238	$1,383,864,457

Other Information
Shares
Sold	17,744,114	45,291,468
Issued in reinvestment of distributions	795,006	1,403,797
Redeemed	(12,338,663)	(11,910,163)
Net increase (decrease)	6,200,457	34,785,102

Financial Highlights
Fidelity® Puritan® K6 Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$13.51	$12.29	$14.69	$12.36	$10.26	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.24	.20	.16	.16	.03
Net realized and unrealized gain (loss)	1.48	1.22	(1.94)	2.36	2.07	.24
Total from investment operations	1.62	1.46	(1.74)	2.52	2.23	.27
Distributions from net investment income	(.10)	(.24)	(.18)	(.14)	(.13)	(.01)
Distributions from net realized gain	-	-	(.47)	(.05)	-	-
Total distributions	(.10)	(.24)	(.66) D	(.19)	(.13)	(.01)
Net asset value, end of period	$15.03	$13.51	$12.29	$14.69	$12.36	$10.26
Total Return E,F	12.12%	12.05%	(12.35)%	20.55%	21.95%	2.65%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.32% I	.32%	.32%	.32%	.32%	.31% I,J
Expenses net of fee waivers, if any	.32% I	.32%	.32%	.32%	.32%	.31% I,J
Expenses net of all reductions	.32% I	.32%	.32%	.31%	.32%	.31% I,J
Net investment income (loss)	2.02% I	1.95%	1.46%	1.17%	1.48%	1.62% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,632,581	$1,383,864	$831,306	$650,542	$371,252	$83,185
Portfolio turnover rate K	55% I,L	58%	72%	65%	67%	99% M

AFor the period June 14, 2019 (commencement of operations) through August 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IAnnualized.

JThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

MAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Puritan K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Central Fund LLC.
The Fund invests in Fidelity Private Credit Central Fund LLC, which is a limited liability company available only to certain investment companies managed by the investment adviser and its affiliates. Fidelity Private Credit Central Fund LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Central Fund LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Central Fund LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Central Fund LLC and thus a decline in the value of the Fund. Fidelity Private Credit Central Fund LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Central Fund LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Central Fund LLC. Fidelity Private Credit Central Fund LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Central Fund LLC. The annualized expense ratio for Fidelity Private Credit Central Fund LLC for the twelve month period ended December 31, 2023 was 10.16%.

On March 11, 2024, the Board of Directors of Fidelity Private Credit Central Fund LLC approved to change the name to Fidelity Private Credit Company LLC.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$319,831,687
Gross unrealized depreciation	(44,818,415)
Net unrealized appreciation (depreciation)	$275,013,272
Tax cost	$1,356,338,452

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(27,396,104)
Long-term	-
Total capital loss carryforward	$(27,396,104)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity Puritan K6 Fund	Fidelity Private Credit Central Fund LLC	$1,789,000
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan K6 Fund	387,297,319	414,738,818

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Puritan K6 Fund	8,340,754	116,893,548

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Puritan K6 Fund	1,245,767	15,422,345
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Puritan K6 Fund	$3,238

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Puritan K6 Fund	7,632,470	10,035,572	(2,009,824)

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Puritan K6 Fund	$77	$399	$27,378
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Central Fund LLC until December 31, 2024. During the period, this waiver reduced the Fund's management fee by $519.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $398.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Puritan® K6 Fund	.32%
Actual		$ 1,000	$ 1,121.20	$ 1.69
Hypothetical-B		$ 1,000	$ 1,023.27	$ 1.61

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Puritan K6 Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9893908.104
PUR-K6-SANN-0424
Fidelity® Balanced Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	5.3
NVIDIA Corp.	3.3
Apple, Inc.	3.2
Amazon.com, Inc.	2.9
Meta Platforms, Inc. Class A	2.0
Alphabet, Inc. Class A	1.5
Eli Lilly & Co.	1.1
JPMorgan Chase & Co.	1.1
Exxon Mobil Corp.	1.0
UnitedHealth Group, Inc.	0.9
22.3

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	15.0
Fannie Mae	2.6
Freddie Mac	2.5
Ginnie Mae	1.8
Uniform Mortgage Backed Securities	1.4
JPMorgan Chase & Co.	0.7
Morgan Stanley	0.6
Bank of America Corp.	0.4
BX Commercial Mortgage Trust	0.4
Citigroup, Inc.	0.3
25.7

Market Sectors (% of Fund's net assets)

Information Technology	18.1
Financials	13.4
Health Care	8.4
Consumer Discretionary	7.1
Communication Services	6.6
Industrials	5.9
Consumer Staples	4.2
Energy	3.3
Real Estate	2.4
Utilities	1.8
Materials	1.5

Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (2.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (2.2)%
Written options - (0.1)%
Futures and Swaps - 0.2%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
An unaudited holdings listing for the fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 61.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	7,608,191	128,807
Cellnex Telecom SA (a)	382,200	13,818
Liberty Global Ltd. Class C (b)	521,645	9,677
		152,302
Entertainment - 1.0%
Capcom Co. Ltd.	200,900	8,079
Netflix, Inc. (c)	218,703	131,860
Roku, Inc. Class A (c)	132,239	8,355
Sea Ltd. ADR (c)	983,927	47,740
Spotify Technology SA (c)	67,359	17,272
Take-Two Interactive Software, Inc. (c)	77,273	11,354
The Walt Disney Co.	1,569,842	175,163
TKO Group Holdings, Inc.	447,547	37,473
Ubisoft Entertainment SA (c)	772,600	17,703
		454,999
Interactive Media & Services - 4.0%
Alphabet, Inc.:
Class A (c)	4,994,716	691,568
Class C (c)	881,305	123,189
Epic Games, Inc. (c)(d)(e)	12,272	8,419
Match Group, Inc. (c)	818,365	29,494
Meta Platforms, Inc. Class A	1,831,778	897,809
Snap, Inc. Class A (c)	2,905,679	32,021
		1,782,500
Media - 0.3%
Altice U.S.A., Inc. Class A (c)	3,982,896	11,829
Charter Communications, Inc. Class A (c)	82,034	24,112
Comcast Corp. Class A	899,488	38,543
Liberty Broadband Corp.:
Class A (c)	680,713	40,945
Class C (c)	32,075	1,930
Paramount Global Class B	163,700	1,807
		119,166
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	268,786	43,893
TOTAL COMMUNICATION SERVICES		2,552,860
CONSUMER DISCRETIONARY - 6.7%
Automobile Components - 0.1%
Adient PLC (c)	699,432	23,739
Aptiv PLC (c)	303,600	24,133
		47,872
Automobiles - 0.6%
Tesla, Inc. (c)	1,455,491	293,835
Broadline Retail - 2.9%
Amazon.com, Inc. (c)	7,425,368	1,312,508
Etsy, Inc. (c)	104,385	7,483
		1,319,991
Distributors - 0.1%
LKQ Corp.	628,500	32,864
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (c)	258,300	40,675
Booking Holdings, Inc.	27,782	96,371
Caesars Entertainment, Inc. (c)	623,971	27,124
Churchill Downs, Inc.	368,072	44,857
Domino's Pizza, Inc.	89,352	40,061
Flutter Entertainment PLC (c)	106,400	22,974
Marriott International, Inc. Class A	344,047	85,967
McDonald's Corp.	267,689	78,240
Red Rock Resorts, Inc.	185,273	10,744
Sweetgreen, Inc. Class A (c)	72,795	927
Yum! Brands, Inc.	643,927	89,132
		537,072
Household Durables - 0.1%
D.R. Horton, Inc.	30,287	4,526
Mohawk Industries, Inc. (c)	177,098	21,007
		25,533
Leisure Products - 0.0%
Brunswick Corp.	147,800	12,918
Specialty Retail - 1.2%
Burlington Stores, Inc. (c)	91,870	18,843
Cazoo Group Ltd. (c)(d)	193	1
Cazoo Group Ltd.:
warrants (c)	209	0
warrants (c)	229	0
warrants (c)	253	0
Foot Locker, Inc.	233,513	8,040
Lowe's Companies, Inc.	682,534	164,265
The Home Depot, Inc.	339,900	129,369
TJX Companies, Inc.	1,822,342	180,667
Valvoline, Inc. (c)	531,858	22,678
		523,863
Textiles, Apparel & Luxury Goods - 0.5%
Levi Strauss & Co. Class A	713,000	12,955
NIKE, Inc. Class B	953,068	99,052
PVH Corp.	378,293	51,701
Tapestry, Inc.	1,048,908	49,855
		213,563
TOTAL CONSUMER DISCRETIONARY		3,007,511
CONSUMER STAPLES - 3.7%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (c)	52,140	16,066
Brown-Forman Corp. Class B (non-vtg.)	238,368	14,357
Celsius Holdings, Inc. (c)	63,882	5,214
Constellation Brands, Inc. Class A (sub. vtg.)	251,693	62,551
Diageo PLC	398,761	14,909
Keurig Dr. Pepper, Inc.	1,153,306	34,495
Monster Beverage Corp.	1,145,319	67,688
PepsiCo, Inc.	630,762	104,290
The Coca-Cola Co.	2,970,480	178,288
		497,858
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	372,440	23,099
BJ's Wholesale Club Holdings, Inc. (c)	78,572	5,739
Costco Wholesale Corp.	316,031	235,092
Dollar Tree, Inc. (c)	61,588	9,034
Maplebear, Inc. (NASDAQ)	15,289	498
Sprouts Farmers Market LLC (c)	105,000	6,556
Target Corp.	371,011	56,735
U.S. Foods Holding Corp. (c)	651,520	33,091
Walmart, Inc.	2,652,963	155,490
		525,334
Food Products - 0.4%
Freshpet, Inc. (b)(c)	105,620	11,938
Lamb Weston Holdings, Inc.	230,221	23,531
McCormick & Co., Inc. (non-vtg.)	332,974	22,929
Mondelez International, Inc.	1,089,564	79,614
The Hershey Co.	150,489	28,280
The J.M. Smucker Co.	157,700	18,951
		185,243
Household Products - 0.7%
Procter & Gamble Co.	1,825,082	290,079
Personal Care Products - 0.2%
elf Beauty, Inc. (c)	106,355	22,178
Estee Lauder Companies, Inc. Class A	246,052	36,558
Kenvue, Inc.	2,190,968	41,628
Olaplex Holdings, Inc. (c)	2,786,500	5,183
		105,547
Tobacco - 0.1%
Altria Group, Inc.	1,517,200	62,069
TOTAL CONSUMER STAPLES		1,666,130
ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Expro Group Holdings NV (c)	1,013,071	18,124
Schlumberger Ltd.	506,838	24,495
Weatherford International PLC (c)	320,600	32,897
		75,516
Oil, Gas & Consumable Fuels - 2.1%
Africa Oil Corp.	13,502,322	20,793
Athabasca Oil Corp. (c)	8,688,738	31,499
Canadian Natural Resources Ltd.	167,200	11,652
Eco Atlantic Oil & Gas Ltd. (c)	4,815,179	585
Exxon Mobil Corp.	4,348,841	454,541
Galp Energia SGPS SA Class B	1,550,100	24,410
Hess Corp.	137,368	20,021
Imperial Oil Ltd.	1,462,158	91,491
Kosmos Energy Ltd. (c)	3,479,718	21,365
MEG Energy Corp. (c)	3,565,214	76,314
Phillips 66 Co.	487,404	69,460
Shell PLC ADR	1,136,187	71,387
Valero Energy Corp.	486,452	68,813
		962,331
TOTAL ENERGY		1,037,847
FINANCIALS - 8.3%
Banks - 2.8%
AIB Group PLC	3,042,037	14,092
Bank of America Corp.	3,582,765	123,677
Citigroup, Inc.	2,172,187	120,535
DNB Bank ASA	1,020,740	20,439
Eurobank Ergasias Services and Holdings SA (c)	16,592,568	34,279
HDFC Bank Ltd.	707,698	11,955
JPMorgan Chase & Co.	2,604,900	484,668
KeyCorp	3,449,964	49,231
M&T Bank Corp.	333,784	46,643
Pathward Financial, Inc.	362,700	18,440
Piraeus Financial Holdings SA (c)	5,098,290	22,427
PNC Financial Services Group, Inc.	547,323	80,566
Starling Bank Ltd. Series D (c)(d)(e)	5,092,112	20,183
Wells Fargo & Co.	3,669,467	203,986
		1,251,121
Capital Markets - 1.6%
Bank of New York Mellon Corp.	1,283,749	72,005
BlackRock, Inc. Class A	119,548	96,994
Brookfield Corp. Class A	434,398	17,928
Cboe Global Markets, Inc.	169,239	32,494
CME Group, Inc.	335,947	74,026
Interactive Brokers Group, Inc.	239,049	25,989
London Stock Exchange Group PLC	166,599	18,711
LPL Financial	168,954	45,261
MarketAxess Holdings, Inc.	185,792	39,650
Moody's Corp.	181,173	68,741
Morgan Stanley	1,062,266	91,397
StepStone Group, Inc. Class A	535,510	18,598
Tradeweb Markets, Inc. Class A	186,611	19,747
UBS Group AG	1,955,469	55,633
Virtu Financial, Inc. Class A	613,539	11,074
		688,248
Consumer Finance - 0.2%
Discover Financial Services	423,353	51,099
OneMain Holdings, Inc.	471,386	22,264
Shriram Transport Finance Co. Ltd.	678,697	19,966
		93,329
Financial Services - 2.2%
Apollo Global Management, Inc.	1,052,860	117,710
Berkshire Hathaway, Inc. Class A (c)	79	48,708
Block, Inc. Class A (c)	1,980,828	157,416
Corebridge Financial, Inc.	440,378	10,935
Fiserv, Inc. (c)	555,301	82,890
FleetCor Technologies, Inc. (c)	119,327	33,324
Global Payments, Inc.	489,841	63,532
Jumo World Holding Ltd. (d)(e)	1,165,143	1,934
Jumo World Ltd. (c)(e)	1,163	0
MasterCard, Inc. Class A	143,577	68,165
UWM Holdings Corp. Class A (b)	2,130,054	13,590
Visa, Inc. Class A	1,300,015	367,436
Voya Financial, Inc.	273,676	18,708
		984,348
Insurance - 1.5%
Arthur J. Gallagher & Co.	361,993	88,301
Chubb Ltd.	473,074	119,059
Direct Line Insurance Group PLC (c)	9,870,362	25,168
Everest Re Group Ltd.	119,486	44,076
Fairfax Financial Holdings Ltd. (sub. vtg.)	51,661	55,142
Globe Life, Inc.	189,599	24,066
Hartford Financial Services Group, Inc.	786,000	75,330
Marsh & McLennan Companies, Inc.	456,449	92,326
Progressive Corp.	499,431	94,672
Prudential PLC	850,306	8,378
Unum Group	897,807	44,397
		670,915
TOTAL FINANCIALS		3,687,961
HEALTH CARE - 7.7%
Biotechnology - 1.0%
Cytokinetics, Inc. (c)	74,500	5,382
Gilead Sciences, Inc.	1,929,572	139,122
Moderna, Inc. (c)	721,200	66,523
Regeneron Pharmaceuticals, Inc. (c)	206,872	199,857
Vertex Pharmaceuticals, Inc. (c)	64,324	27,064
		437,948
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	317,967	37,724
Boston Scientific Corp. (c)	5,138,280	340,206
Intuitive Surgical, Inc. (c)	395,498	152,504
Penumbra, Inc. (c)	162,324	38,133
Shockwave Medical, Inc. (c)	139,035	36,270
Stryker Corp.	743,129	259,404
		864,241
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (c)	404,200	33,730
Cencora, Inc.	796,858	187,740
CVS Health Corp.	1,106,658	82,302
Surgery Partners, Inc. (c)	2,275,456	70,607
UnitedHealth Group, Inc.	844,549	416,869
		791,248
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (c)	224,097	10,452
Danaher Corp.	424,170	107,374
Sartorius Stedim Biotech	38,200	10,499
Thermo Fisher Scientific, Inc.	98,640	56,243
		184,568
Pharmaceuticals - 2.6%
AstraZeneca PLC sponsored ADR	1,792,007	114,975
Eli Lilly & Co.	650,201	490,043
Indivior PLC (c)	1,797,132	38,905
Merck & Co., Inc.	2,839,075	360,988
Royalty Pharma PLC	2,541,900	77,121
UCB SA	842,836	97,015
		1,179,047
TOTAL HEALTH CARE		3,457,052
INDUSTRIALS - 5.6%
Aerospace & Defense - 1.1%
Howmet Aerospace, Inc.	1,013,214	67,429
Lockheed Martin Corp.	296,575	127,005
Northrop Grumman Corp.	106,280	48,997
RTX Corp.	359,811	32,264
Space Exploration Technologies Corp. Class A (c)(d)(e)	117,000	11,349
The Boeing Co. (c)	640,388	130,460
TransDigm Group, Inc.	69,784	82,187
		499,691
Air Freight & Logistics - 0.1%
FedEx Corp.	177,471	44,185
Building Products - 0.5%
Trane Technologies PLC	749,211	211,255
Construction & Engineering - 0.1%
Quanta Services, Inc.	217,600	52,553
Electrical Equipment - 0.6%
AMETEK, Inc.	977,621	176,148
Eaton Corp. PLC	419,280	121,172
		297,320
Ground Transportation - 0.9%
CSX Corp.	2,502,709	94,953
Old Dominion Freight Lines, Inc.	278,568	123,261
Uber Technologies, Inc. (c)	967,729	76,934
Union Pacific Corp.	382,706	97,089
		392,237
Industrial Conglomerates - 0.5%
General Electric Co.	1,344,702	210,970
Machinery - 1.7%
Caterpillar, Inc.	358,909	119,861
Deere & Co.	95,398	34,825
Dover Corp.	758,003	125,359
Fortive Corp.	1,281,227	109,071
Ingersoll Rand, Inc.	1,683,240	153,730
Parker Hannifin Corp.	391,983	209,887
		752,733
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	464,958	19,654
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	2,736,357	28,841
TOTAL INDUSTRIALS		2,509,439
INFORMATION TECHNOLOGY - 17.7%
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp. Class A	492,653	53,817
IT Services - 0.7%
Capgemini SA	313,713	76,309
EPAM Systems, Inc. (c)	176,944	53,862
Infosys Ltd. sponsored ADR	789,872	15,766
MongoDB, Inc. Class A (c)	208,416	93,283
Snowflake, Inc. (c)	212,159	39,945
Twilio, Inc. Class A (c)	548,607	32,691
		311,856
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (c)	738,179	142,122
ASML Holding NV (Netherlands)	110,739	105,092
Lattice Semiconductor Corp. (c)	532,700	40,810
Marvell Technology, Inc.	1,190,881	85,339
Micron Technology, Inc.	2,137,772	193,704
NVIDIA Corp.	1,854,579	1,467,195
NXP Semiconductors NV	411,408	102,741
ON Semiconductor Corp. (c)	1,029,600	81,256
Renesas Electronics Corp.	2,721,278	44,964
SolarEdge Technologies, Inc. (b)(c)	779,263	52,343
Taiwan Semiconductor Manufacturing Co. Ltd.	5,818,000	127,332
Teradyne, Inc.	299,700	31,046
		2,473,944
Software - 8.1%
Adobe, Inc. (c)	498,395	279,241
Autodesk, Inc. (c)	374,436	96,668
CCC Intelligent Solutions Holdings, Inc. (c)(d)	253,848	2,973
Elastic NV (c)	314,981	42,148
Five9, Inc. (c)	518,825	31,648
HubSpot, Inc. (c)	144,203	89,234
Intuit, Inc.	278,573	184,663
Microsoft Corp.	5,705,610	2,360,070
Salesforce, Inc.	924,079	285,374
Stripe, Inc. Class B (c)(d)(e)	110,500	2,806
Synopsys, Inc. (c)	206,991	118,757
Tenable Holdings, Inc. (c)	585,642	28,205
Workday, Inc. Class A (c)	244,722	72,110
		3,593,897
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	7,787,462	1,407,584
Samsung Electronics Co. Ltd. (c)	1,109,840	61,001
		1,468,585
TOTAL INFORMATION TECHNOLOGY		7,902,099
MATERIALS - 1.4%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	114,550	26,809
Cabot Corp.	157,809	13,406
Celanese Corp. Class A	110,457	16,786
Chemtrade Logistics Income Fund	169,033	1,006
Corteva, Inc.	499,221	26,718
Dow, Inc.	764,100	42,698
DuPont de Nemours, Inc.	182,512	12,628
Ecolab, Inc.	195,000	43,844
Element Solutions, Inc.	296,100	6,958
Koppers Holdings, Inc.	103,500	5,860
Linde PLC	367,587	164,980
LyondellBasell Industries NV Class A	229,303	22,995
Olin Corp.	186,325	10,024
Sherwin-Williams Co.	89,300	29,650
The Chemours Co. LLC	646,042	12,708
The Mosaic Co.	333,000	10,376
Tronox Holdings PLC	977,771	14,373
Westlake Corp.	71,506	9,919
		471,738
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	25,712	14,854
Vulcan Materials Co.	54,039	14,366
		29,220
Containers & Packaging - 0.0%
Aptargroup, Inc.	68,621	9,639
Crown Holdings, Inc.	35,973	2,756
Greif, Inc. Class A	143,621	9,258
		21,653
Metals & Mining - 0.2%
First Quantum Minerals Ltd.	1,037,076	9,819
Franco-Nevada Corp.	68,336	7,155
Freeport-McMoRan, Inc.	1,005,833	38,031
Ivanhoe Mines Ltd. (c)	941,539	10,011
Newmont Corp.	113,600	3,550
Nucor Corp.	189,200	36,383
Teck Resources Ltd. Class B (b)	165,300	6,351
		111,300
TOTAL MATERIALS		633,911
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	337,709	67,157
COPT Defense Properties (SBI)	413,617	10,022
Crown Castle, Inc.	357,593	39,314
CubeSmart	405,675	17,691
Digital Realty Trust, Inc.	277,808	40,785
Equinix, Inc.	90,296	80,257
Equity Lifestyle Properties, Inc.	526,646	35,454
Essex Property Trust, Inc.	97,425	22,544
Extra Space Storage, Inc.	11,022	1,554
Invitation Homes, Inc.	1,098,525	37,427
Mid-America Apartment Communities, Inc.	148,433	18,655
Omega Healthcare Investors, Inc.	468,701	14,586
Prologis, Inc.	691,673	92,179
Simon Property Group, Inc.	368,947	54,656
Sun Communities, Inc.	145,100	19,409
Ventas, Inc.	534,337	22,597
Welltower, Inc.	557,873	51,414
		625,701
UTILITIES - 1.3%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	213,700	18,205
Constellation Energy Corp.	294,605	49,626
Edison International	720,447	49,005
Entergy Corp.	333,858	33,910
Evergy, Inc.	338,000	16,745
Eversource Energy	606,644	35,610
Exelon Corp.	324,400	11,626
FirstEnergy Corp.	849,419	31,097
NextEra Energy, Inc.	1,638,762	90,443
NRG Energy, Inc.	258,319	14,290
PG&E Corp.	3,874,489	64,665
PPL Corp.	1,171,416	30,890
Southern Co.	498,437	33,520
Xcel Energy, Inc.	113,500	5,980
		485,612
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	1,158,085	17,603
Multi-Utilities - 0.2%
NiSource, Inc.	967,275	25,207
Sempra	971,834	68,611
		93,818
TOTAL UTILITIES		597,033
TOTAL COMMON STOCKS (Cost $15,208,715)		27,677,544

Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (c)(d)(e)	143,672	31,770

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (c)(d)(e)	239,407	6,359

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(c)(d)(e)	120,349	3,519
Series B2(c)(d)(e)	54,288	1,727
		5,246
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (c)(d)(e)	49,193	5,595

TOTAL INDUSTRIALS		10,841

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (c)(d)(e)	412,038	4,541

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(d)(e)	473,600	10,050
Xsight Labs Ltd. Series D (c)(d)(e)	450,873	2,313
		12,363
Software - 0.1%
Algolia, Inc. Series D (c)(d)(e)	189,206	3,179
Bolt Technology OU Series E (c)(d)(e)	41,382	4,838
Databricks, Inc.:
Series G(c)(d)(e)	30,576	2,509
Series H(c)(d)(e)	125,490	10,296
Skyryse, Inc. Series B (c)(d)(e)	332,947	6,762
Stripe, Inc. Series H (c)(d)(e)	135,605	3,443
		31,027
TOTAL INFORMATION TECHNOLOGY		47,931

TOTAL CONVERTIBLE PREFERRED STOCKS		96,901
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (c)(d)(e)	467,381	12,414

INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (c)(e)	588,051	5,240

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (c)(d)(e)	403,701	4,530

TOTAL NONCONVERTIBLE PREFERRED STOCKS		22,184
TOTAL PREFERRED STOCKS (Cost $122,742)		119,085

Nonconvertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (d)(e) (Cost $10,087)	10,087	10,100

U.S. Treasury Obligations - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 5/30/24 (g) (Cost $20,935)	21,200	20,935

Fixed-Income Funds - 36.5%
	Shares	Value ($) (000s)
Fidelity Investment Grade Bond Central Fund (h) (Cost $18,381,863)	168,251,745	16,325,467

Money Market Funds - 1.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (i)	572,649,875	572,764
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	55,043,755	55,049
TOTAL MONEY MARKET FUNDS (Cost $627,810)		627,813

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $34,372,152)	44,780,944
NET OTHER ASSETS (LIABILITIES) - 0.0%	11,510
NET ASSETS - 100.0%	44,792,454

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	1,633	Mar 2024	416,721	19,557	19,557

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,818,000 or 0.0% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $171,610,000 or 0.4% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,935,000.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	5,420

ABL Space Systems Series B2	10/22/21	3,691

Algolia, Inc. Series D	7/23/21	5,533

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	10,087

Astera Labs, Inc. Series C	8/24/21	3,184

Astranis Space Technologies Corp. Series C	3/19/21	9,032

Beta Technologies, Inc. Series A	4/09/21	3,604

Bolt Technology OU Series E	1/03/22	10,751

ByteDance Ltd. Series E1	11/18/20	15,743

Cazoo Group Ltd.	3/28/21	3,875

CCC Intelligent Solutions Holdings, Inc.	2/02/21	2,538

Circle Internet Financial Ltd. Series E	5/11/21	7,586

Circle Internet Financial Ltd. Series F	5/09/22	10,089

Databricks, Inc. Series G	2/01/21	1,808

Databricks, Inc. Series H	8/31/21	9,222

Epic Games, Inc.	3/29/21	10,861

Gupshup, Inc.	6/08/21	9,231

Jumo World Holding Ltd.	9/06/23	1,165

Skyryse, Inc. Series B	10/21/21	8,217

Space Exploration Technologies Corp. Class A	2/16/21	4,914

Starling Bank Ltd. Series D	6/18/21	9,104

Stripe, Inc. Class B	5/18/21	4,434

Stripe, Inc. Series H	3/15/21 - 5/25/23	5,441

Xsight Labs Ltd. Series D	2/16/21	3,605

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	564,596	2,558,708	2,550,540	12,417	-	-	572,764	1.1%
Fidelity Investment Grade Bond Central Fund	15,060,318	1,166,623	9,945	314,792	(215)	108,686	16,325,467	41.0%
Fidelity Securities Lending Cash Central Fund 5.39%	36,233	371,002	352,186	138	-	-	55,049	0.2%
Total	15,661,147	4,096,333	2,912,671	327,347	(215)	108,686	16,953,280

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,584,630	2,530,623	13,818	40,189
Consumer Discretionary	3,007,511	3,007,511	-	-
Consumer Staples	1,666,130	1,666,130	-	-
Energy	1,037,847	1,037,847	-	-
Financials	3,706,734	3,606,361	59,483	40,890
Health Care	3,457,052	3,457,052	-	-
Industrials	2,525,520	2,498,090	-	27,430
Information Technology	7,954,560	7,545,596	353,697	55,267
Materials	633,911	633,911	-	-
Real Estate	625,701	625,701	-	-
Utilities	597,033	597,033	-	-

Corporate Bonds	10,100	-	-	10,100

U.S. Government and Government Agency Obligations	20,935	-	20,935	-

Fixed-Income Funds	16,325,467	16,325,467	-	-

Money Market Funds	627,813	627,813	-	-
Total Investments in Securities:	44,780,944	44,159,135	447,933	173,876

Net Unrealized Depreciation on Unfunded Commitments	(204)	-	(204)	-
Total	(204)	-	(204)	-
Derivative Instruments: Assets
Futures Contracts	19,557	19,557	-	-
Total Assets	19,557	19,557	-	-
Total Derivative Instruments:	19,557	19,557	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	19,557	0
Total Equity Risk	19,557	0
Total Value of Derivatives	19,557	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $54,633) - See accompanying schedule:
Unaffiliated issuers (cost $15,362,479)	$27,827,664
Fidelity Central Funds (cost $19,009,673)	16,953,280

Total Investment in Securities (cost $34,372,152)		$44,780,944
Foreign currency held at value (cost $1)		1
Receivable for investments sold		98,060
Receivable for fund shares sold		32,140
Dividends receivable		36,318
Interest receivable		192
Distributions receivable from Fidelity Central Funds		2,002
Receivable for daily variation margin on futures contracts		1,858
Prepaid expenses		28
Other receivables		1,291
Total assets		44,952,834
Liabilities
Payable to custodian bank	$38
Payable for investments purchased	66,629
Unrealized depreciation on unfunded commitments	204
Payable for fund shares redeemed	18,775
Accrued management fee	13,693
Other affiliated payables	4,067
Other payables and accrued expenses	1,925
Collateral on securities loaned	55,049
Total Liabilities		160,380
Net Assets		$44,792,454
Net Assets consist of:
Paid in capital		$33,700,544
Total accumulated earnings (loss)		11,091,910
Net Assets		$44,792,454

Net Asset Value and Maximum Offering Price
Balanced :
Net Asset Value, offering price and redemption price per share ($36,313,836 ÷ 1,289,113 shares)		$28.17
Class K :
Net Asset Value, offering price and redemption price per share ($8,478,618 ÷ 300,943 shares)		$28.17
Statement of Operations
Amounts in thousands		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$164,045
Interest		589
Income from Fidelity Central Funds (including $138 from security lending)		327,347
Total Income		491,981
Expenses
Management fee	$77,355
Transfer agent fees	21,746
Accounting fees	1,237
Custodian fees and expenses	207
Independent trustees' fees and expenses	106
Registration fees	236
Audit	112
Legal	33
Interest	48
Miscellaneous	73
Total expenses before reductions	101,153
Expense reductions	(1,779)
Total expenses after reductions		99,374
Net Investment income (loss)		392,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $21)	831,714
Redemptions in-kind	7,687
Fidelity Central Funds	(215)
Foreign currency transactions	114
Futures contracts	9,440
Total net realized gain (loss)		848,740
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $822)	2,907,840
Fidelity Central Funds	108,686
Unfunded commitments	(204)
Assets and liabilities in foreign currencies	(12)
Futures contracts	9,436
Total change in net unrealized appreciation (depreciation)		3,025,746
Net gain (loss)		3,874,486
Net increase (decrease) in net assets resulting from operations		$4,267,093
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$392,607	$660,824
Net realized gain (loss)	848,740	991,942
Change in net unrealized appreciation (depreciation)	3,025,746	2,581,420
Net increase (decrease) in net assets resulting from operations	4,267,093	4,234,186
Distributions to shareholders	(1,062,484)	(2,942,116)

Share transactions - net increase (decrease)	532,912	423,615
Total increase (decrease) in net assets	3,737,521	1,715,685

Net Assets
Beginning of period	41,054,933	39,339,248
End of period	$44,792,454	$41,054,933

Financial Highlights
Fidelity® Balanced Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.16	$25.49	$32.24	$27.37	$23.54	$25.33
Income from Investment Operations
Net investment income (loss) A,B	.25	.42	.30	.29	.38	.42
Net realized and unrealized gain (loss)	2.43	2.17	(4.09)	6.17	4.49	.08
Total from investment operations	2.68	2.59	(3.79)	6.46	4.87	.50
Distributions from net investment income	(.25)	(.41)	(.29)	(.29)	(.41)	(.40)
Distributions from net realized gain	(.42)	(1.51)	(2.67)	(1.31)	(.62)	(1.89)
Total distributions	(.67)	(1.92)	(2.96)	(1.59) C	(1.04) C	(2.29)
Net asset value, end of period	$28.17	$26.16	$25.49	$32.24	$27.37	$23.54
Total Return D,E	10.53%	11.60%	(12.80)%	24.83%	21.44%	2.61%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.50% H	.51%	.50%	.51%	.52%	.53%
Expenses net of fee waivers, if any	.49% H	.50%	.50%	.50%	.52%	.53%
Expenses net of all reductions	.49% H	.50%	.50%	.50%	.51%	.53%
Net investment income (loss)	1.88% H	1.70%	1.05%	.98%	1.57%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$36,314	$33,113	$31,647	$37,819	$28,805	$24,969
Portfolio turnover rate I	26% H,J	29% J	36% J	40% J	95% J	60%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Balanced Fund Class K

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.17	$25.49	$32.24	$27.37	$23.55	$25.33
Income from Investment Operations
Net investment income (loss) A,B	.26	.43	.32	.31	.40	.44
Net realized and unrealized gain (loss)	2.43	2.19	(4.09)	6.17	4.48	.09
Total from investment operations	2.69	2.62	(3.77)	6.48	4.88	.53
Distributions from net investment income	(.26)	(.42)	(.31)	(.31)	(.43)	(.42)
Distributions from net realized gain	(.42)	(1.51)	(2.67)	(1.31)	(.62)	(1.89)
Total distributions	(.69) C	(1.94) C	(2.98)	(1.61) C	(1.06) C	(2.31)
Net asset value, end of period	$28.17	$26.17	$25.49	$32.24	$27.37	$23.55
Total Return D,E	10.53%	11.72%	(12.73)%	24.92%	21.49%	2.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.43%	.43%	.43%	.44%	.45%
Expenses net of fee waivers, if any	.42% H	.42%	.42%	.43%	.44%	.45%
Expenses net of all reductions	.42% H	.42%	.42%	.43%	.43%	.44%
Net investment income (loss)	1.95% H	1.78%	1.12%	1.06%	1.65%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$8,479	$7,942	$7,692	$10,092	$9,033	$8,429
Portfolio turnover rate I	26% H,J	29% J	36% J	40% J	95% J	60%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Balanced Fund	$1,127

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,992,527
Gross unrealized depreciation	(2,615,008)
Net unrealized appreciation (depreciation)	$10,377,519
Tax cost	$34,422,982

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable. The total amount of commitments outstanding at period end is presented in the table below.

	Investment to be Acquired	Shares	Commitment Amount
Fidelity Balanced Fund	Lions Gate Entertainment Corp.	359	$3,456
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced Fund	5,344,564	5,485,943

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Balanced Fund	1,094	7,687	26,805	Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Balanced Fund	13,857	97,766	327,304	Balanced, Class K

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Balanced	.1190

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Balanced	$20,071.12
Class K	1,675.04
	$21,746
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Balanced Fund	.0059

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Balanced Fund	.01

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

When determining a class's management fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Balanced	0.47
Class K	0.39

One-twelfth of the management fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Balanced Fund	$ 58

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Balanced Fund	Borrower	$ 312,318	5.57%	$48

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Balanced Fund	204,199	380,503	28,922

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Balanced Fund	$32

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Balanced Fund	$15	$3	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $8.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,771.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Balanced Fund
Distributions to shareholders
Balanced	$ 855,294	$2,360,180
Class K	207,190	581,936
Total	$1,062,484	$2,942,116

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2024	Year ended August 31, 2023	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Balanced Fund
Balanced
Shares sold	86,084	128,865	$2,275,525	$3,183,932
Reinvestment of distributions	30,803	98,805	791,148	2,193,993
Shares redeemed	(93,497)	(203,664)	(2,460,917)	(4,945,165)
Net increase (decrease)	23,390	24,006	$605,756	$432,760
Class K
Shares sold	18,094	33,384	$478,441	$818,833
Reinvestment of distributions	8,068	26,192	207,190	581,936
Shares redeemed	(28,731)	(57,853)	(758,475)	(1,409,914)
Net increase (decrease)	(2,569)	1,723	$(72,844)	$(9,145)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024
Fidelity® Balanced Fund
Fidelity® Balanced Fund	.49%
Actual		$ 1,000	$ 1,105.30	$ 2.56
Hypothetical-B		$ 1,000	$ 1,022.43	$ 2.46
Class K **	.42%
Actual		$ 1,000	$ 1,105.30	$ 2.20
Hypothetical-B		$ 1,000	$ 1,022.77	$ 2.11

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Balanced Fund
Class K	.38%
Actual		$ 1.99
Hypothetical- B		$ 1.91

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Balanced Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.471161.126
BAL-SANN-0424
Fidelity® Puritan® Fund

Semi-Annual Report
February 29, 2024

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary February 29, 2024 (Unaudited)

The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	6.1
NVIDIA Corp.	3.8
Amazon.com, Inc.	3.4
Meta Platforms, Inc. Class A	2.4
Alphabet, Inc. Class C	2.4
Eaton Corp. PLC	1.9
Eli Lilly & Co.	1.6
MasterCard, Inc. Class A	1.6
Boston Scientific Corp.	1.4
Marvell Technology, Inc.	1.4
26.0

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	12.4
Fannie Mae	2.1
Freddie Mac	2.0
Ginnie Mae	1.5
Uniform Mortgage Backed Securities	1.5
JPMorgan Chase & Co.	0.6
Morgan Stanley	0.5
Bank of America Corp.	0.4
BX Commercial Mortgage Trust	0.4
Citigroup, Inc.	0.2
21.6

Market Sectors (% of Fund's net assets)

Information Technology	19.8
Financials	15.5
Industrials	10.3
Health Care	8.6
Consumer Discretionary	7.8
Communication Services	7.4
Energy	2.7
Materials	2.5
Consumer Staples	1.5
Real Estate	1.2
Utilities	0.7

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (2.4)%
Written options - (0.1)%
Futures and Swaps - (0.6)%

An unaudited holdings listing for the fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Consolidated Schedule of Investments February 29, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 65.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.0%
Entertainment - 1.0%
LiveOne, Inc. (a)(b)(c)	6,687,977	10,835
Netflix, Inc. (a)	173,270	104,468
PodcastOne, Inc. (b)	318,475	611
Roblox Corp. (a)	568,000	22,663
Spotify Technology SA (a)	83,324	21,365
The Walt Disney Co.	1,076,157	120,078
TKO Group Holdings, Inc.	61,600	5,158
Universal Music Group NV	621,863	18,774
		303,952
Interactive Media & Services - 4.8%
Alphabet, Inc. Class C (a)	5,029,955	703,087
Meta Platforms, Inc. Class A	1,455,629	713,447
		1,416,534
Media - 0.2%
Comcast Corp. Class A	1,286,614	55,131
Vice Holding, Inc. (a)(d)	1,498,461	0
		55,131
TOTAL COMMUNICATION SERVICES		1,775,617
CONSUMER DISCRETIONARY - 7.1%
Automobiles - 0.1%
General Motors Co.	803,000	32,907
Neutron Holdings, Inc. (a)(d)(e)	4,168,198	136
		33,043
Broadline Retail - 3.4%
Amazon.com, Inc. (a)	5,624,808	994,241
Etsy, Inc. (a)	177,900	12,754
		1,006,995
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A (a)	1,065,920	167,850
Compass Group PLC	415,950	11,413
Domino's Pizza, Inc.	46,622	20,903
Draftkings Holdings, Inc. (a)	153,938	6,669
Hilton Worldwide Holdings, Inc.	598,146	122,213
		329,048
Household Durables - 0.2%
Blu Investments LLC (a)(d)(e)	14,988,638	5
D.R. Horton, Inc.	312,874	46,756
		46,761
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A (a)	337,648	43,138
Lowe's Companies, Inc.	875,536	210,715
Revolve Group, Inc. (a)	208,749	4,578
RH (a)	20,230	5,551
TJX Companies, Inc.	1,537,214	152,399
		416,381
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA	1,175,754	141,054
Moncler SpA	102,609	7,393
NIKE, Inc. Class B	332,037	34,509
On Holding AG (a)	53,249	1,865
Ralph Lauren Corp.	269,785	50,158
Tory Burch LLC:
Class A (d)(f)	702,741	26,081
Class B (a)(d)(e)(f)	324,840	13,039
		274,099
TOTAL CONSUMER DISCRETIONARY		2,106,327
CONSUMER STAPLES - 0.9%
Beverages - 0.2%
Monster Beverage Corp.	730,968	43,200
Consumer Staples Distribution & Retail - 0.3%
Dollar Tree, Inc. (a)	119,970	17,597
Performance Food Group Co. (a)	197,931	15,195
Target Corp.	260,879	39,894
Walmart, Inc.	384,747	22,550
		95,236
Household Products - 0.2%
The Clorox Co.	278,816	42,745
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	236,369	35,120
Kenvue, Inc.	1,483,221	28,181
L'Oreal SA	10,418	4,976
		68,277
TOTAL CONSUMER STAPLES		249,458
ENERGY - 1.3%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	3,707,589	109,708
Schlumberger Ltd.	2,259,310	109,192
TechnipFMC PLC	2,367,214	51,345
		270,245
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd.	318,000	22,152
Hess Corp.	150,596	21,949
Imperial Oil Ltd.	258,900	16,200
Shell PLC ADR	734,600	46,155
		106,456
TOTAL ENERGY		376,701
FINANCIALS - 11.1%
Banks - 1.8%
Citigroup, Inc.	397,700	22,068
JPMorgan Chase & Co.	854,333	158,957
PNC Financial Services Group, Inc.	448,034	65,951
Starling Bank Ltd. Series D (a)(d)(e)	7,254,400	28,754
U.S. Bancorp	1,933,268	81,120
UniCredit SpA	172,000	5,761
Wells Fargo & Co.	2,969,967	165,100
		527,711
Capital Markets - 3.7%
Ares Management Corp.	1,401,264	185,850
BlackRock, Inc. Class A	162,956	132,213
Blue Owl Capital, Inc. Class A	3,575,197	64,211
Carlyle Group LP	128,900	5,910
Cboe Global Markets, Inc.	299,393	57,483
CME Group, Inc.	567,543	125,058
Deutsche Borse AG	91,841	19,227
Goldman Sachs Group, Inc.	288,748	112,337
Intercontinental Exchange, Inc.	584,961	80,970
KKR & Co. LP	1,113,366	109,399
London Stock Exchange Group PLC	133,676	15,014
Moody's Corp.	133,756	50,750
Morgan Stanley	616,846	53,073
Raymond James Financial, Inc.	129,662	15,601
TulCo LLC (a)(d)(e)(f)	42,857	32,783
UBS Group AG	632,727	18,001
XP, Inc. Class A	448,091	10,593
		1,088,473
Consumer Finance - 0.2%
American Express Co.	90,383	19,832
Capital One Financial Corp.	324,800	44,696
		64,528
Financial Services - 3.9%
Apollo Global Management, Inc.	2,181,572	243,900
Berkshire Hathaway, Inc. Class B (a)	174,609	71,485
Block, Inc. Class A (a)	543,800	43,216
FleetCor Technologies, Inc. (a)	12,200	3,407
Global Payments, Inc.	565,000	73,281
MasterCard, Inc. Class A	991,023	470,498
New Moda LLC Class 1 (a)(d)	62,880	22
Visa, Inc. Class A	870,246	245,966
		1,151,775
Insurance - 1.5%
Arthur J. Gallagher & Co.	318,503	77,692
Chubb Ltd.	490,637	123,479
Globe Life, Inc.	179,684	22,807
Hartford Financial Services Group, Inc.	877,797	84,128
Marsh & McLennan Companies, Inc.	314,876	63,690
The Travelers Companies, Inc.	387,886	85,707
		457,503
TOTAL FINANCIALS		3,289,990
HEALTH CARE - 7.8%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	27,900	4,215
Gilead Sciences, Inc.	274,100	19,763
Karuna Therapeutics, Inc. (a)	38,810	12,185
Legend Biotech Corp. ADR (a)	281,480	18,341
Moderna, Inc. (a)	1,042,239	96,136
Nuvalent, Inc. Class A (a)	109,392	9,202
Regeneron Pharmaceuticals, Inc. (a)	229,722	221,932
		381,774
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	516,454	21,133
Boston Scientific Corp. (a)	6,391,227	423,163
Edwards Lifesciences Corp. (a)	624,016	52,960
Glaukos Corp. (a)	298,563	26,450
Intuitive Surgical, Inc. (a)	204,192	78,736
Stryker Corp.	110,387	38,533
		640,975
Health Care Providers & Services - 1.3%
Cardinal Health, Inc.	138,852	15,549
Centene Corp. (a)	1,116,015	87,529
CVS Health Corp.	1,018,194	75,723
UnitedHealth Group, Inc.	451,324	222,774
		401,575
Health Care Technology - 0.0%
Evolent Health, Inc. Class A (a)	230,600	7,820
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	362,046	49,731
Bruker Corp.	99,980	8,652
Danaher Corp.	351,004	88,853
Thermo Fisher Scientific, Inc.	37,124	21,167
		168,403
Pharmaceuticals - 2.4%
Eli Lilly & Co.	647,321	487,873
Merck & Co., Inc.	1,311,630	166,774
Novo Nordisk A/S Series B	514,727	61,441
		716,088
TOTAL HEALTH CARE		2,316,635
INDUSTRIALS - 9.4%
Aerospace & Defense - 1.6%
BWX Technologies, Inc.	25,884	2,610
General Dynamics Corp.	281,754	76,989
Howmet Aerospace, Inc.	634,286	42,212
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	411,220	39,888
Class C (a)(d)(e)	56,070	5,439
The Boeing Co. (a)	1,308,893	266,648
TransDigm Group, Inc.	36,826	43,371
		477,157
Air Freight & Logistics - 0.2%
FedEx Corp.	274,996	68,466
Building Products - 1.2%
Carrier Global Corp.	382,843	21,278
Trane Technologies PLC	1,135,389	320,146
		341,424
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (a)	166,000	2,947
Cintas Corp.	91,173	57,312
Republic Services, Inc.	13,641	2,504
		62,763
Construction & Engineering - 0.3%
Fluor Corp. (a)	2,193,051	80,704
Electrical Equipment - 2.6%
Eaton Corp. PLC	1,920,053	554,895
Hubbell, Inc. Class B	233,936	89,052
Nextracker, Inc. Class A	1,268,299	71,329
Prysmian SpA	896,545	44,622
		759,898
Ground Transportation - 0.7%
Lyft, Inc. (a)	1,467,959	23,311
Uber Technologies, Inc. (a)	2,241,602	178,207
		201,518
Industrial Conglomerates - 0.9%
General Electric Co.	1,761,630	276,382
Machinery - 0.8%
Caterpillar, Inc.	451,060	150,636
PACCAR, Inc.	198,214	21,980
Parker Hannifin Corp.	63,106	33,790
Pentair PLC	286,645	22,298
		228,704
Passenger Airlines - 0.0%
Alaska Air Group, Inc. (a)	226,028	8,451
Delta Air Lines, Inc.	64,963	2,746
		11,197
Professional Services - 0.1%
Equifax, Inc.	81,800	22,380
Leidos Holdings, Inc.	123,700	15,816
		38,196
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	71,836	13,641
Ferguson PLC	86,329	18,254
United Rentals, Inc.	211,907	146,909
W.W. Grainger, Inc.	49,570	48,254
		227,058
TOTAL INDUSTRIALS		2,773,467
INFORMATION TECHNOLOGY - 19.3%
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. Class A	956,687	104,508
Flex Ltd. (a)	1,396,363	39,308
Jabil, Inc.	476,691	68,686
		212,502
IT Services - 0.8%
Accenture PLC Class A	323,666	121,304
Shopify, Inc. Class A (a)	1,614,899	123,330
X Holdings Corp. Class A (d)(e)	172,430	4,630
		249,264
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (a)	796,077	153,269
Applied Materials, Inc.	166,719	33,614
ASML Holding NV (depository receipt)	204,256	194,386
GlobalFoundries, Inc. (a)	301,091	16,461
Lam Research Corp.	37,758	35,426
Marvell Technology, Inc.	5,774,735	413,818
Micron Technology, Inc.	538,688	48,811
Monolithic Power Systems, Inc.	24,680	17,771
NVIDIA Corp.	1,421,555	1,124,621
NXP Semiconductors NV	176,967	44,194
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	690,334	88,825
Universal Display Corp.	479,774	83,682
		2,254,878
Software - 8.8%
Adobe, Inc. (a)	307,983	172,557
Atom Tickets LLC (a)(d)(e)(f)	2,580,511	0
Autodesk, Inc. (a)	156,243	40,337
Dynatrace, Inc. (a)	767,440	38,027
Fair Isaac Corp. (a)	24,194	30,724
HubSpot, Inc. (a)	72,513	44,872
Intuit, Inc.	83,926	55,634
Microsoft Corp.	4,386,490	1,814,432
Rapid7, Inc. (a)	159,716	9,356
Salesforce, Inc.	515,672	159,250
Synopsys, Inc. (a)	180,530	103,575
UiPath, Inc. Class A (a)	2,630,463	62,473
Workday, Inc. Class A (a)	94,517	27,850
Zoom Video Communications, Inc. Class A (a)	374,344	26,477
		2,585,564
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	2,169,572	392,150
Samsung Electronics Co. Ltd. (a)	100,000	5,496
		397,646
TOTAL INFORMATION TECHNOLOGY		5,699,854
MATERIALS - 2.2%
Chemicals - 1.5%
Linde PLC	712,592	319,826
Sherwin-Williams Co.	378,267	125,596
		445,422
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	138,143	79,807
Vulcan Materials Co.	90,000	23,927
		103,734
Containers & Packaging - 0.1%
Ball Corp.	423,882	27,137
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	1,679,484	63,501
Gold Fields Ltd. sponsored ADR (b)	1,224,334	15,965
		79,466
TOTAL MATERIALS		655,759
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Prologis, Inc.	71,600	9,542
Public Storage	184,000	52,232
Ventas, Inc.	115,000	4,863
		66,637
Real Estate Management & Development - 0.1%
Zillow Group, Inc. Class C (a)	329,230	18,486
TOTAL REAL ESTATE		85,123
UTILITIES - 0.2%
Electric Utilities - 0.2%
Constellation Energy Corp.	228,909	38,560
Southern Co.	108,600	7,303
		45,863
TOTAL COMMON STOCKS (Cost $11,243,442)		19,374,794

Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.3%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(d)(e)	145,676	32,213
Reddit, Inc. Series E (a)(d)(e)	28,500	834
		33,047
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Goop International Holdings, Inc.:
Series C(a)(d)(e)	1,881,874	10,953
Series D(a)(d)(e)	342,241	1,992
		12,945
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(d)(e)	8,512,822	14

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series H (a)(d)(e)	51,921	50,363

TOTAL CONVERTIBLE PREFERRED STOCKS		96,369
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(d)(e)	38,589,900	1,258
Series 1D(a)(d)(e)	40,824,742	1,331
		2,589
TOTAL PREFERRED STOCKS (Cost $66,156)		98,958

Corporate Bonds - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27(d)(e)	1,371	1,857
4% 6/12/27(d)(e)	354	480
		2,337
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (d)(e)	3,617	3,622

TOTAL CORPORATE BONDS (Cost $5,342)		5,959

Fixed-Income Funds - 33.8%
	Shares	Value ($) (000s)
Fidelity High Income Central Fund (h)	10,593,440	1,105,425
Fidelity Investment Grade Bond Central Fund (h)	91,622,224	8,890,104
TOTAL FIXED-INCOME FUNDS (Cost $11,028,655)		9,995,529

Other - 0.0%
	Shares	Value ($) (000s)
Other - 0.0%
Fidelity Private Credit Central Fund LLC (e)(i) (Cost $11,409)	1,134,180	11,614

Money Market Funds - 0.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (j)	63,586,591	63,599
Fidelity Securities Lending Cash Central Fund 5.39% (j)(k)	12,869,258	12,871
TOTAL MONEY MARKET FUNDS (Cost $76,470)		76,470

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,431,474)	29,563,324
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,233)
NET ASSETS - 100.0%	29,561,091

Any values shown as $0 in the Consolidated Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $241,205,000 or 0.8% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	3,617

Atom Tickets LLC	8/15/17	15,000

Blu Investments LLC	5/21/20	26

ByteDance Ltd. Series E1	11/18/20	15,962

Fidelity Private Credit Central Fund LLC	6/06/22 - 2/02/24	11,409

Get Heal, Inc. Series B	8/17/23	18

Goop International Holdings, Inc. Series C	12/15/17	20,000

Goop International Holdings, Inc. Series D	6/21/19	5,000

Neutron Holdings, Inc.	2/04/21	42

Neutron Holdings, Inc. Series 1C	7/03/18 - 1/25/19	7,056

Neutron Holdings, Inc. Series 1D	7/03/18 - 1/25/19	9,900

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	1,371

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	354

Reddit, Inc. Series E	5/18/21	1,211

Space Exploration Technologies Corp. Class A	9/11/17	5,551

Space Exploration Technologies Corp. Class C	9/11/17	757

Space Exploration Technologies Corp. Series H	8/04/17	7,009

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	13,909

Tory Burch LLC Class A	5/14/15	50,000

Tory Burch LLC Class B	12/31/12	17,505

TulCo LLC	8/24/17 - 12/14/17	15,000

X Holdings Corp. Class A	10/25/22	17,243

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	119,215	2,077,745	2,133,361	5,272	-	-	63,599	0.1%
Fidelity High Income Central Fund	1,251,032	46,620	209,887	46,620	(17,286)	34,946	1,105,425	77.7%
Fidelity Investment Grade Bond Central Fund	8,540,786	535,484	253,576	185,247	(30,475)	97,885	8,890,104	22.4%
Fidelity Private Credit Central Fund LLC	5,469	5,970	-	576	-	175	11,614	1.7%
Fidelity Securities Lending Cash Central Fund 5.39%	69,423	233,040	289,592	43	-	-	12,871	0.0%
Total	9,985,925	2,898,859	2,886,416	237,758	(47,761)	133,006	10,083,613

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
LiveOne, Inc.	14,374	-	34	907	(27)	(3,478)	10,835
Total	14,374	-	34	907	(27)	(3,478)	10,835

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,808,664	1,756,843	18,774	33,047
Consumer Discretionary	2,121,861	2,055,653	11,413	54,795
Consumer Staples	249,458	244,482	4,976	-
Energy	376,701	376,701	-	-
Financials	3,289,990	3,188,429	40,002	61,559
Health Care	2,316,649	2,255,194	61,441	14
Industrials	2,823,830	2,728,140	-	95,690
Information Technology	5,699,854	5,695,224	-	4,630
Materials	655,759	655,759	-	-
Real Estate	85,123	85,123	-	-
Utilities	45,863	45,863	-	-

Corporate Bonds	5,959	-	-	5,959

Fixed-Income Funds	9,995,529	9,995,529	-	-

Other	11,614	-	11,614	-

Money Market Funds	76,470	76,470	-	-
Total Investments in Securities:	29,563,324	29,159,410	148,220	255,694
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,163) - See accompanying schedule:
Unaffiliated issuers (cost $11,294,560)	$19,468,876
Fidelity Central Funds (cost $11,116,534)	10,083,613
Other affiliated issuers (cost $20,380)	10,835

Total Investment in Securities (cost $22,431,474)		$29,563,324
Cash		8
Restricted cash		3,807
Foreign currency held at value (cost $1,449)		1,446
Receivable for investments sold		29,478
Receivable for fund shares sold		13,579
Dividends receivable		13,060
Interest receivable		327
Distributions receivable from Fidelity Central Funds		376
Prepaid expenses		19
Other receivables		1,074
Total assets		29,626,498
Liabilities
Payable for investments purchased	$23,853
Payable for fund shares redeemed	15,642
Accrued management fee	8,994
Other affiliated payables	2,889
Other payables and accrued expenses	1,148
Collateral on securities loaned	12,881
Total Liabilities		65,407
Commitments and contingent liabilities (see Commitments note)
Net Assets		$29,561,091
Net Assets consist of:
Paid in capital		$21,701,827
Total accumulated earnings (loss)		7,859,264
Net Assets		$29,561,091

Net Asset Value and Maximum Offering Price
Puritan :
Net Asset Value, offering price and redemption price per share ($26,007,092 ÷ 1,049,345 shares)		$24.78
Class K :
Net Asset Value, offering price and redemption price per share ($3,553,999 ÷ 143,537 shares)		$24.76
Consolidated Statement of Operations
Amounts in thousands		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends (including $907 earned from affiliated issuers)		$77,948
Interest		3,935
Income from Fidelity Central Funds (including $43 from security lending)		237,750
Total Income		319,633
Expenses
Management fee	$50,942
Transfer agent fees	15,243
Accounting fees	1,080
Custodian fees and expenses	102
Independent trustees' fees and expenses	70
Registration fees	81
Audit	119
Legal	45
Interest	33
Miscellaneous	49
Total expenses before reductions	67,764
Expense reductions	(1,815)
Total expenses after reductions		65,949
Net Investment income (loss)		253,684
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $41)	847,695
Redemptions in-kind	42,229
Fidelity Central Funds	(47,761)
Other affiliated issuers	(27)
Foreign currency transactions	28
Capital gain distributions from Fidelity Central Funds	8
Total net realized gain (loss)		842,172
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,968,445
Fidelity Central Funds	133,006
Other affiliated issuers	(3,478)
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		2,097,976
Net gain (loss)		2,940,148
Net increase (decrease) in net assets resulting from operations		$3,193,832
Consolidated Statement of Changes in Net Assets

Amount in thousands	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$253,684	$475,597
Net realized gain (loss)	842,172	916,685
Change in net unrealized appreciation (depreciation)	2,097,976	1,630,156
Net increase (decrease) in net assets resulting from operations	3,193,832	3,022,438
Distributions to shareholders	(1,249,052)	(2,340,895)

Share transactions - net increase (decrease)	(45,130)	(699,333)
Total increase (decrease) in net assets	1,899,650	(17,790)

Net Assets
Beginning of period	27,661,441	27,679,231
End of period	$29,561,091	$27,661,441

Consolidated Financial Highlights
Fidelity® Puritan® Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.18	$22.76	$29.62	$25.87	$22.17	$25.10
Income from Investment Operations
Net investment income (loss) A,B	.21	.38	.33	.25	.30	.34
Net realized and unrealized gain (loss)	2.45	1.98	(3.57)	4.79	4.35	(.27)
Total from investment operations	2.66	2.36	(3.24)	5.04	4.65	.07
Distributions from net investment income	(.21)	(.35)	(.39) C	(.25)	(.32)	(.36)
Distributions from net realized gain	(.85)	(1.59)	(3.23) C	(1.04)	(.63)	(2.63)
Total distributions	(1.06)	(1.94)	(3.62)	(1.29)	(.95)	(3.00) D
Net asset value, end of period	$24.78	$23.18	$22.76	$29.62	$25.87	$22.17
Total Return E,F	12.12%	12.00%	(12.30)%	20.33%	21.84%	1.17%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.51% I	.51%	.50%	.51%	.52%	.53%
Expenses net of fee waivers, if any	.49% I	.50%	.50%	.51%	.52%	.53%
Expenses net of all reductions	.49% I	.50%	.50%	.50%	.52%	.53%
Net investment income (loss)	1.85% I	1.76%	1.31%	.93%	1.33%	1.58%
Supplemental Data
Net assets, end of period (in millions)	$26,007	$23,959	$23,519	$28,846	$24,168	$21,319
Portfolio turnover rate J	49% I,K	52% K	62% K	58% K	55% K	132% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Puritan® Fund Class K

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.16	$22.74	$29.60	$25.85	$22.15	$25.09
Income from Investment Operations
Net investment income (loss) A,B	.22	.40	.35	.27	.32	.36
Net realized and unrealized gain (loss)	2.45	1.98	(3.57)	4.79	4.35	(.28)
Total from investment operations	2.67	2.38	(3.22)	5.06	4.67	.08
Distributions from net investment income	(.22)	(.37)	(.41) C	(.27)	(.34)	(.38)
Distributions from net realized gain	(.85)	(1.59)	(3.23) C	(1.04)	(.63)	(2.63)
Total distributions	(1.07)	(1.96)	(3.64)	(1.31)	(.97)	(3.02) D
Net asset value, end of period	$24.76	$23.16	$22.74	$29.60	$25.85	$22.15
Total Return E,F	12.17%	12.10%	(12.24)%	20.43%	21.97%	1.22%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.43% I	.43%	.43%	.43%	.44%	.45%
Expenses net of fee waivers, if any	.41% I	.42%	.42%	.43%	.44%	.45%
Expenses net of all reductions	.41% I	.42%	.42%	.43%	.43%	.44%
Net investment income (loss)	1.92% I	1.84%	1.39%	1.00%	1.41%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$3,554	$3,702	$4,160	$5,659	$5,478	$5,662
Portfolio turnover rate J	49% I,K	52% K	62% K	58% K	55% K	132% K

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Consolidated Financial Statements (Unaudited) For the period ended February 29, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Central Fund LLC.
The Fund invests in Fidelity Private Credit Central Fund LLC, which is a limited liability company available only to certain investment companies managed by the investment adviser and its affiliates. Fidelity Private Credit Central Fund LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Central Fund LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Central Fund LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Central Fund LLC and thus a decline in the value of the Fund. Fidelity Private Credit Central Fund LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Central Fund LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Central Fund LLC. Fidelity Private Credit Central Fund LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Central Fund LLC. The annualized expense ratio for Fidelity Private Credit Central Fund LLC for the twelve month period ended December 31, 2023 was 10.16%.

On March 11, 2024, the Board of Directors of Fidelity Private Credit Central Fund LLC approved to change the name to Fidelity Private Credit Company LLC.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Puritan Fund	$992

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,409,421
Gross unrealized depreciation	(1,290,784)
Net unrealized appreciation (depreciation)	$7,118,637
Tax cost	$22,444,687

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity Puritan Fund	Fidelity Private Credit Central Fund LLC	$47,013

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Puritan Fund	75,710.26

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Consolidated Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan Fund	6,724,541	7,589,882

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Puritan Fund	5,065	42,229	116,894	Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Puritan Fund	710	4,410	15,422	Class K
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Puritan	0.1210%

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Puritan	$14,527.12
Class K	716.04
	$15,243
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Puritan Fund	0.0077%

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Puritan Fund	.01

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

When determining a class's management fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Puritan	0.47
Class K	0.39

One-twelfth of the management fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Puritan Fund	$121

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Puritan Fund	Borrower	$107,181	5.57%	$33

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Puritan Fund	273,927	320,654	(12,433)
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Puritan Fund	$22
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Puritan Fund	$5	$- A	$-
A In the amount of less than five hundred dollars.
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Central Fund LLC until December 31, 2024. During the period, this waiver reduced the Fund's management fee by $16.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,797.
11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Puritan Fund
Distributions to shareholders
Puritan	$1,091,217	$1,987,615
Class K	157,835	353,280
Total	$1,249,052	$2,340,895
12. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2024	Year ended August 31, 2023	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Puritan Fund
Puritan
Shares sold	37,290	52,955	$862,936	$1,149,216
Reinvestment of distributions	46,468	94,555	1,016,580	1,862,907
Shares redeemed	(67,878)	(147,229)	(1,550,799)	(3,168,970)
Net increase (decrease)	15,880	281	$328,717	$(156,847)
Class K
Shares sold	8,621	17,434	$197,941	$375,693
Reinvestment of distributions	7,221	17,952	157,825	353,263
Shares redeemed	(32,160)	(58,447)	(729,613)	(1,271,442)
Net increase (decrease)	(16,318)	(23,061)	$(373,847)	$(542,486)
13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024
Fidelity® Puritan® Fund
Fidelity® Puritan® Fund **	.49%
Actual		$ 1,000	$ 1,121.20	$ 2.58
Hypothetical-B		$ 1,000	$ 1,022.43	$ 2.46
Class K **	.41%
Actual		$ 1,000	$ 1,121.70	$ 2.16
Hypothetical-B		$ 1,000	$ 1,022.82	$ 2.06

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Puritan® Fund
Fidelity® Puritan® Fund	.46%
Actual		$ 2.43
Hypothetical- B		$ 2.31
Class K	.38%
Actual		$ 2.00
Hypothetical- B		$ 1.91

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Puritan Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.700677.126
PUR-SANN-0424
Fidelity® Balanced K6 Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	5.4
NVIDIA Corp.	3.4
Apple, Inc.	3.2
Amazon.com, Inc.	3.0
Meta Platforms, Inc. Class A	2.0
Alphabet, Inc. Class A	1.4
JPMorgan Chase & Co.	1.1
Eli Lilly & Co.	1.1
Exxon Mobil Corp.	1.0
UnitedHealth Group, Inc.	0.9
22.5

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	15.1
Fannie Mae	2.6
Freddie Mac	2.5
Ginnie Mae	1.9
Uniform Mortgage Backed Securities	1.9
JPMorgan Chase & Co.	0.7
Morgan Stanley	0.6
Bank of America Corp.	0.4
BX Commercial Mortgage Trust	0.4
Citigroup, Inc.	0.4
26.5

Market Sectors (% of Fund's net assets)

Information Technology	18.4
Financials	13.3
Health Care	8.5
Consumer Discretionary	7.2
Communication Services	6.5
Industrials	5.9
Consumer Staples	4.3
Energy	3.3
Real Estate	2.4
Utilities	1.8
Materials	1.5

Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (2.8)%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (2.8)%
Written options - (0.1)%
Futures and Swaps - (0.3)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
An unaudited holdings listing for the fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 62.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	309,294	5,236,347
Cellnex Telecom SA (a)	16,021	579,232
Liberty Global Ltd. Class C (b)	21,223	393,687
		6,209,266
Entertainment - 1.0%
Capcom Co. Ltd.	8,200	329,761
Netflix, Inc. (c)	8,924	5,380,458
Roku, Inc. Class A (c)	5,487	346,669
Sea Ltd. ADR (c)	39,230	1,903,440
Spotify Technology SA (c)	2,760	707,692
Take-Two Interactive Software, Inc. (c)	3,094	454,601
The Walt Disney Co.	63,863	7,125,834
TKO Group Holdings, Inc.	18,177	1,521,960
Ubisoft Entertainment SA (c)	31,975	732,642
		18,503,057
Interactive Media & Services - 4.0%
Alphabet, Inc.:
Class A (c)	189,542	26,243,985
Class C (c)	49,715	6,949,163
Epic Games, Inc. (c)(d)(e)	182	124,863
Match Group, Inc. (c)	33,218	1,197,177
Meta Platforms, Inc. Class A	74,657	36,591,635
Snap, Inc. Class A (c)	117,956	1,299,875
		72,406,698
Media - 0.3%
Altice U.S.A., Inc. Class A (c)	189,818	563,759
Charter Communications, Inc. Class A (c)	3,304	971,145
Comcast Corp. Class A	36,558	1,566,510
Liberty Broadband Corp.:
Class A (c)	28,470	1,712,471
Class C (c)	1,276	76,790
Paramount Global Class B	5,872	64,827
		4,955,502
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	10,910	1,781,603
TOTAL COMMUNICATION SERVICES		103,856,126
CONSUMER DISCRETIONARY - 6.8%
Automobile Components - 0.1%
Adient PLC (c)	26,155	887,701
Aptiv PLC (c)	12,392	985,040
		1,872,741
Automobiles - 0.7%
Tesla, Inc. (c)	59,219	11,955,132
Broadline Retail - 3.0%
Amazon.com, Inc. (c)	302,707	53,506,489
Etsy, Inc. (c)	4,553	326,405
		53,832,894
Distributors - 0.1%
LKQ Corp.	25,599	1,338,572
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (c)	10,528	1,657,844
Booking Holdings, Inc.	1,133	3,930,184
Caesars Entertainment, Inc. (c)	25,448	1,106,225
Churchill Downs, Inc.	15,012	1,829,512
Domino's Pizza, Inc.	3,644	1,633,787
Flutter Entertainment PLC (c)	4,340	937,077
Marriott International, Inc. Class A	13,806	3,449,705
McDonald's Corp.	10,921	3,191,990
Red Rock Resorts, Inc.	7,557	438,230
Sweetgreen, Inc. Class A (c)	2,709	34,513
Yum! Brands, Inc.	26,257	3,634,494
		21,843,561
Household Durables - 0.0%
D.R. Horton, Inc.	1,332	199,054
Mohawk Industries, Inc. (c)	7,227	857,267
		1,056,321
Leisure Products - 0.0%
Brunswick Corp.	6,028	526,847
Specialty Retail - 1.2%
Burlington Stores, Inc. (c)	3,769	773,022
Cazoo Group Ltd. (c)(d)	2	9
Cazoo Group Ltd.:
warrants (c)	2	0
warrants (c)	2	0
warrants (c)	2	0
Foot Locker, Inc.	9,578	329,771
Lowe's Companies, Inc.	27,832	6,698,327
The Home Depot, Inc.	13,865	5,277,158
TJX Companies, Inc.	73,138	7,250,901
Valvoline, Inc. (b)(c)	21,395	912,283
		21,241,471
Textiles, Apparel & Luxury Goods - 0.5%
Levi Strauss & Co. Class A	28,941	525,858
NIKE, Inc. Class B	38,870	4,039,759
PVH Corp.	15,429	2,108,681
Tapestry, Inc.	42,780	2,033,333
		8,707,631
TOTAL CONSUMER DISCRETIONARY		122,375,170
CONSUMER STAPLES - 3.8%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (c)	2,108	649,559
Brown-Forman Corp. Class B (non-vtg.)	9,656	581,581
Celsius Holdings, Inc. (c)	2,665	217,517
Constellation Brands, Inc. Class A (sub. vtg.)	10,248	2,546,833
Diageo PLC	16,106	602,192
Keurig Dr. Pepper, Inc.	46,958	1,404,514
Monster Beverage Corp.	46,633	2,756,010
PepsiCo, Inc.	25,682	4,246,262
The Coca-Cola Co.	120,948	7,259,299
		20,263,767
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	15,190	942,079
BJ's Wholesale Club Holdings, Inc. (c)	3,216	234,897
Costco Wholesale Corp.	12,867	9,571,633
Dollar Tree, Inc. (c)	2,507	367,727
Maplebear, Inc. (NASDAQ)	611	19,882
Sprouts Farmers Market LLC (c)	4,327	270,178
Target Corp.	15,054	2,302,058
U.S. Foods Holding Corp. (c)	26,572	1,349,592
Walmart, Inc.	108,018	6,330,935
		21,388,981
Food Products - 0.4%
Freshpet, Inc. (b)(c)	4,255	480,943
Lamb Weston Holdings, Inc.	9,364	957,094
McCormick & Co., Inc. (non-vtg.)	13,525	931,332
Mondelez International, Inc.	44,363	3,241,604
The Hershey Co.	6,127	1,151,386
The J.M. Smucker Co.	6,421	771,612
		7,533,971
Household Products - 0.7%
Procter & Gamble Co.	74,311	11,810,990
Personal Care Products - 0.2%
elf Beauty, Inc. (c)	4,329	902,726
Estee Lauder Companies, Inc. Class A	10,004	1,486,394
Kenvue, Inc.	89,375	1,698,125
Olaplex Holdings, Inc. (c)	113,222	210,593
		4,297,838
Tobacco - 0.2%
Altria Group, Inc.	61,667	2,522,797
TOTAL CONSUMER STAPLES		67,818,344
ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Expro Group Holdings NV (c)	39,028	698,211
Schlumberger Ltd.	20,631	997,096
Weatherford International PLC (c)	13,050	1,339,061
		3,034,368
Oil, Gas & Consumable Fuels - 2.1%
Africa Oil Corp.	545,662	840,315
Athabasca Oil Corp. (c)	353,677	1,282,165
Canadian Natural Resources Ltd.	6,806	474,310
Exxon Mobil Corp.	177,023	18,502,444
Galp Energia SGPS SA Class B	63,126	994,061
Hess Corp.	5,594	815,326
Imperial Oil Ltd.	59,517	3,724,116
Kosmos Energy Ltd. (c)	141,640	869,670
MEG Energy Corp. (c)	147,671	3,160,920
Phillips 66 Co.	19,839	2,827,256
Shell PLC ADR	46,248	2,905,762
Valero Energy Corp.	19,801	2,801,049
		39,197,394
TOTAL ENERGY		42,231,762
FINANCIALS - 8.3%
Banks - 2.8%
AIB Group PLC	123,942	574,138
Bank of America Corp.	137,847	4,758,478
Citigroup, Inc.	88,675	4,920,576
DNB Bank ASA	41,112	823,215
Eurobank Ergasias Services and Holdings SA (c)	671,098	1,386,454
HDFC Bank Ltd.	28,042	473,722
JPMorgan Chase & Co.	110,350	20,531,721
KeyCorp	140,808	2,009,330
M&T Bank Corp.	13,656	1,908,289
Pathward Financial, Inc.	14,482	736,265
Piraeus Financial Holdings SA (c)	196,085	862,550
PNC Financial Services Group, Inc.	20,633	3,037,178
Starling Bank Ltd. Series D (c)(d)(e)	182,820	724,629
Wells Fargo & Co.	143,948	8,002,069
		50,748,614
Capital Markets - 1.6%
Bank of New York Mellon Corp.	55,758	3,127,466
BlackRock, Inc. Class A	4,929	3,999,095
Brookfield Corp. Class A	17,727	731,593
Cboe Global Markets, Inc.	6,951	1,334,592
CME Group, Inc.	13,696	3,017,914
Interactive Brokers Group, Inc.	9,741	1,059,042
London Stock Exchange Group PLC	6,810	764,854
LPL Financial	6,879	1,842,815
MarketAxess Holdings, Inc.	7,568	1,615,087
Moody's Corp.	6,976	2,646,834
Morgan Stanley	45,925	3,951,387
StepStone Group, Inc. Class A	21,437	744,507
Tradeweb Markets, Inc. Class A	7,600	804,232
UBS Group AG	79,501	2,261,803
Virtu Financial, Inc. Class A	25,127	453,542
		28,354,763
Consumer Finance - 0.2%
Discover Financial Services	17,814	2,150,150
OneMain Holdings, Inc.	15,737	743,259
Shriram Transport Finance Co. Ltd.	26,132	768,750
		3,662,159
Financial Services - 2.2%
Apollo Global Management, Inc.	43,191	4,828,754
Berkshire Hathaway, Inc. Class A (c)	3	1,849,683
Block, Inc. Class A (c)	82,104	6,524,805
Corebridge Financial, Inc.	17,903	444,531
Fiserv, Inc. (c)	24,929	3,721,152
FleetCor Technologies, Inc. (c)	4,905	1,369,819
Global Payments, Inc.	19,964	2,589,331
MasterCard, Inc. Class A	5,850	2,777,346
Screaming Eagle Acquisition Corp. (c)	70	746
UWM Holdings Corp. Class A (b)	88,222	562,856
Visa, Inc. Class A	52,270	14,773,593
Voya Financial, Inc.	10,992	751,413
		40,194,029
Insurance - 1.5%
Arthur J. Gallagher & Co.	16,361	3,990,939
Chubb Ltd.	19,396	4,881,391
Direct Line Insurance Group PLC (c)	387,832	988,912
Everest Re Group Ltd.	5,261	1,940,678
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,102	2,243,625
Globe Life, Inc.	8,328	1,057,073
Hartford Financial Services Group, Inc.	32,169	3,083,077
Marsh & McLennan Companies, Inc.	18,493	3,740,579
Progressive Corp.	20,155	3,820,582
Prudential PLC	34,026	335,253
Unum Group	36,456	1,802,749
		27,884,858
TOTAL FINANCIALS		150,844,423
HEALTH CARE - 7.8%
Biotechnology - 1.0%
Cytokinetics, Inc. (c)	3,079	222,427
Gilead Sciences, Inc.	78,508	5,660,427
Moderna, Inc. (c)	29,349	2,707,152
Regeneron Pharmaceuticals, Inc. (c)	8,419	8,133,512
Vertex Pharmaceuticals, Inc. (c)	2,618	1,101,497
		17,825,015
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	12,939	1,535,083
Boston Scientific Corp. (c)	209,089	13,843,783
Intuitive Surgical, Inc. (c)	16,094	6,205,846
Penumbra, Inc. (c)	6,809	1,599,570
Shockwave Medical, Inc. (c)	5,688	1,483,829
Stryker Corp.	30,240	10,555,877
		35,223,988
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (c)	16,448	1,372,586
Cencora, Inc.	32,428	7,640,037
CVS Health Corp.	45,023	3,348,361
Surgery Partners, Inc. (c)	92,595	2,873,223
UnitedHealth Group, Inc.	34,367	16,963,551
		32,197,758
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (c)	8,714	406,421
Danaher Corp.	17,261	4,369,450
Sartorius Stedim Biotech	1,526	419,417
Thermo Fisher Scientific, Inc.	4,014	2,288,703
		7,483,991
Pharmaceuticals - 2.7%
AstraZeneca PLC sponsored ADR	72,921	4,678,611
Eli Lilly & Co.	26,459	19,941,619
Indivior PLC (c)	73,071	1,581,874
Merck & Co., Inc.	115,529	14,689,512
Royalty Pharma PLC	103,440	3,138,370
UCB SA	34,445	3,964,799
		47,994,785
TOTAL HEALTH CARE		140,725,537
INDUSTRIALS - 5.6%
Aerospace & Defense - 1.1%
Howmet Aerospace, Inc.	41,240	2,744,522
Lockheed Martin Corp.	12,068	5,168,000
Northrop Grumman Corp.	4,326	1,994,373
RTX Corp.	14,641	1,312,858
Space Exploration Technologies Corp. Class A (c)(d)(e)	2,000	194,000
The Boeing Co. (c)	26,067	5,310,369
TransDigm Group, Inc.	2,844	3,349,493
		20,073,615
Air Freight & Logistics - 0.1%
FedEx Corp.	7,223	1,798,310
Building Products - 0.5%
Trane Technologies PLC	30,490	8,597,265
Construction & Engineering - 0.1%
Quanta Services, Inc.	8,859	2,139,537
Electrical Equipment - 0.7%
AMETEK, Inc.	39,792	7,169,723
Eaton Corp. PLC	17,059	4,930,051
		12,099,774
Ground Transportation - 0.9%
CSX Corp.	101,864	3,864,720
Old Dominion Freight Lines, Inc.	11,338	5,016,838
Uber Technologies, Inc. (c)	39,390	3,131,505
Union Pacific Corp.	15,580	3,952,490
		15,965,553
Industrial Conglomerates - 0.5%
General Electric Co.	54,730	8,586,590
Machinery - 1.7%
Caterpillar, Inc.	14,602	4,876,484
Deere & Co.	3,882	1,417,124
Dover Corp.	30,853	5,102,469
Fortive Corp.	52,150	4,439,530
Ingersoll Rand, Inc.	68,505	6,256,562
Parker Hannifin Corp.	15,957	8,544,176
		30,636,345
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	18,923	799,875
Professional Services - 0.0%
Dun & Bradstreet Holdings, Inc.	110,586	1,165,576
TOTAL INDUSTRIALS		101,862,440
INFORMATION TECHNOLOGY - 18.0%
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp. Class A	20,436	2,232,429
IT Services - 0.7%
Capgemini SA	12,812	3,116,440
EPAM Systems, Inc. (c)	7,309	2,224,860
Infosys Ltd. sponsored ADR	30,846	615,686
MongoDB, Inc. Class A (c)	8,588	3,843,817
Snowflake, Inc. (c)	8,553	1,610,359
Twilio, Inc. Class A (c)	22,400	1,334,816
		12,745,978
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (c)	30,553	5,882,369
ASML Holding NV (Netherlands)	4,569	4,335,990
Lattice Semiconductor Corp. (c)	21,430	1,641,752
Marvell Technology, Inc.	45,688	3,274,002
Micron Technology, Inc.	88,335	8,004,034
NVIDIA Corp.	76,729	60,701,846
NXP Semiconductors NV	16,509	4,122,793
ON Semiconductor Corp. (c)	41,310	3,260,185
Renesas Electronics Corp.	113,601	1,877,039
SolarEdge Technologies, Inc. (c)	31,025	2,083,949
Taiwan Semiconductor Manufacturing Co. Ltd.	233,718	5,115,103
Teradyne, Inc.	12,043	1,247,534
		101,546,596
Software - 8.2%
Adobe, Inc. (c)	20,657	11,573,704
Autodesk, Inc. (c)	15,464	3,992,341
CCC Intelligent Solutions Holdings, Inc. (c)(d)	3,671	42,987
Elastic NV (c)	12,874	1,722,670
Five9, Inc. (c)	21,752	1,326,872
HubSpot, Inc. (c)	6,059	3,749,370
Intuit, Inc.	12,027	7,972,578
Microsoft Corp.	235,942	97,595,048
Salesforce, Inc.	38,253	11,813,291
Stripe, Inc. Class B (c)(d)(e)	1,800	45,702
Synopsys, Inc. (c)	8,837	5,070,052
Tenable Holdings, Inc. (c)	23,680	1,140,429
Workday, Inc. Class A (c)	10,014	2,950,725
		148,995,769
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	322,315	58,258,436
Samsung Electronics Co. Ltd. (c)	43,681	2,400,891
		60,659,327
TOTAL INFORMATION TECHNOLOGY		326,180,099
MATERIALS - 1.4%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	4,596	1,075,648
Cabot Corp.	6,331	537,818
Celanese Corp. Class A	4,438	674,443
Chemtrade Logistics Income Fund	5,282	31,447
Corteva, Inc.	20,027	1,071,845
Dow, Inc.	30,653	1,712,890
DuPont de Nemours, Inc.	7,322	506,609
Ecolab, Inc.	7,820	1,758,249
Element Solutions, Inc.	11,770	276,595
Koppers Holdings, Inc.	4,141	234,463
Linde PLC	14,734	6,612,914
LyondellBasell Industries NV Class A	9,199	922,476
Olin Corp.	7,499	403,446
Sherwin-Williams Co.	3,564	1,183,355
The Chemours Co. LLC	25,922	509,886
The Mosaic Co.	13,359	416,266
Tronox Holdings PLC	39,315	577,931
Westlake Corp.	2,877	399,069
		18,905,350
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,001	578,288
Vulcan Materials Co.	2,168	576,363
		1,154,651
Containers & Packaging - 0.1%
Aptargroup, Inc.	2,758	387,389
Crown Holdings, Inc.	1,420	108,800
Greif, Inc. Class A	5,784	372,837
		869,026
Metals & Mining - 0.2%
First Quantum Minerals Ltd.	41,069	388,857
Franco-Nevada Corp.	2,729	285,719
Freeport-McMoRan, Inc.	40,351	1,525,671
Ivanhoe Mines Ltd. (c)	37,796	401,869
Newmont Corp.	4,520	141,250
Nucor Corp.	7,510	1,444,173
Teck Resources Ltd. Class B	6,607	253,841
		4,441,380
TOTAL MATERIALS		25,370,407
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	565	70,472
American Tower Corp.	14,284	2,840,516
COPT Defense Properties (SBI)	14,751	357,417
Crown Castle, Inc.	15,263	1,678,014
CubeSmart	17,181	749,263
Digital Realty Trust, Inc.	11,341	1,664,972
Equinix, Inc.	3,682	3,272,635
Equity Lifestyle Properties, Inc.	21,864	1,471,884
Essex Property Trust, Inc.	3,107	718,960
Extra Space Storage, Inc.	546	76,970
Invitation Homes, Inc.	44,949	1,531,412
Mid-America Apartment Communities, Inc.	6,347	797,691
Omega Healthcare Investors, Inc.	19,040	592,525
Prologis, Inc.	28,841	3,843,640
Simon Property Group, Inc.	15,008	2,223,285
Sun Communities, Inc.	5,920	791,859
Ventas, Inc.	21,517	909,954
Welltower, Inc.	20,058	1,848,545
		25,440,014
UTILITIES - 1.3%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	8,696	740,812
Constellation Energy Corp.	11,667	1,965,306
Edison International	29,344	1,995,979
Entergy Corp.	13,589	1,380,235
Evergy, Inc.	12,128	600,821
Eversource Energy	25,064	1,471,257
Exelon Corp.	13,207	473,339
FirstEnergy Corp.	35,089	1,284,608
NextEra Energy, Inc.	66,736	3,683,160
NRG Energy, Inc.	10,498	580,749
PG&E Corp.	155,087	2,588,402
PPL Corp.	47,686	1,257,480
Southern Co.	22,441	1,509,157
Xcel Energy, Inc.	4,619	243,375
		19,774,680
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	47,857	727,426
Multi-Utilities - 0.2%
NiSource, Inc.	39,922	1,040,367
Sempra	38,586	2,724,172
		3,764,539
TOTAL UTILITIES		24,266,645
TOTAL COMMON STOCKS (Cost $775,457,303)		1,130,970,967

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd. Series E1 (c)(d)(e)	1,863	411,965

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(c)(d)(e)	1,784	52,164
Series B2(c)(d)(e)	1,176	37,409
		89,573
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (c)(d)(e)	731	83,144

TOTAL INDUSTRIALS		172,717

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (c)(d)(e)	6,103	67,255

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(d)(e)	9,300	197,346
Xsight Labs Ltd. Series D (c)(d)(e)	6,632	34,022
		231,368
Software - 0.1%
Algolia, Inc. Series D (c)(d)(e)	3,612	60,682
Bolt Technology OU Series E (c)(d)(e)	957	111,883
Databricks, Inc.:
Series G(c)(d)(e)	444	36,430
Series H(c)(d)(e)	2,574	211,197
Skyryse, Inc. Series B (c)(d)(e)	7,300	148,263
Stripe, Inc. Series H (c)(d)(e)	2,037	51,719
		620,174
TOTAL INFORMATION TECHNOLOGY		918,797

TOTAL CONVERTIBLE PREFERRED STOCKS		1,503,479
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (c)(e)	12,063	107,481

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (c)(d)(e)	3,298	37,004

TOTAL NONCONVERTIBLE PREFERRED STOCKS		144,485
TOTAL PREFERRED STOCKS (Cost $1,791,443)		1,647,964

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.31% 5/23/24 to 5/30/24 (g) (Cost $740,317)	750,000	740,319

Fixed-Income Funds - 36.6%
	Shares	Value ($)
Fidelity High Income Central Fund (h)	0	1
Fidelity Investment Grade Bond Central Fund (h)	6,844,990	664,169,377
TOTAL FIXED-INCOME FUNDS (Cost $718,240,736)		664,169,378

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	13,656,231	13,658,962
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	1,609,350	1,609,511
TOTAL MONEY MARKET FUNDS (Cost $15,268,473)		15,268,473

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,511,498,272)	1,812,797,101
NET OTHER ASSETS (LIABILITIES) - 0.0%	609,877
NET ASSETS - 100.0%	1,813,406,978

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	28	Mar 2024	7,145,250	621,223	621,223

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $579,232 or 0.0% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,672,673 or 0.1% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $740,319.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	80,344

ABL Space Systems Series B2	10/22/21	79,963

Algolia, Inc. Series D	7/23/21	105,633

Astera Labs, Inc. Series C	8/24/21	62,529

Astranis Space Technologies Corp. Series C	3/19/21	133,783

Beta Technologies, Inc. Series A	4/09/21	53,560

Bolt Technology OU Series E	1/03/22	248,626

ByteDance Ltd. Series E1	11/18/20	204,137

Cazoo Group Ltd.	3/28/21	57,000

CCC Intelligent Solutions Holdings, Inc.	2/02/21	36,710

Databricks, Inc. Series G	2/01/21	26,250

Databricks, Inc. Series H	8/31/21	189,148

Epic Games, Inc.	3/29/21	161,070

Gupshup, Inc.	6/08/21	75,409

Skyryse, Inc. Series B	10/21/21	180,164

Space Exploration Technologies Corp. Class A	2/16/21	83,998

Starling Bank Ltd. Series D	6/18/21	326,861

Stripe, Inc. Class B	5/18/21	72,231

Stripe, Inc. Series H	3/15/21 - 5/25/23	81,735

Xsight Labs Ltd. Series D	2/16/21	53,029

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	23,108,138	152,148,242	161,597,418	641,209	-	-	13,658,962	0.0%
Fidelity High Income Central Fund	-	3	2	-	-	-	1	0.0%
Fidelity Investment Grade Bond Central Fund	587,007,125	72,111,845	-	12,718,720	-	5,050,407	664,169,377	1.7%
Fidelity Securities Lending Cash Central Fund 5.39%	1,008,450	13,812,728	13,211,667	4,984	-	-	1,609,511	0.0%
Total	611,123,713	238,072,818	174,809,087	13,364,913	-	5,050,407	679,437,851

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	104,268,091	103,152,031	579,232	536,828
Consumer Discretionary	122,375,170	122,375,170	-	-
Consumer Staples	67,818,344	67,818,344	-	-
Energy	42,231,762	42,231,762	-	-
Financials	150,844,423	147,722,750	2,397,044	724,629
Health Care	140,725,537	140,725,537	-	-
Industrials	102,142,638	101,668,440	-	474,198
Information Technology	327,135,900	311,689,825	14,444,572	1,001,503
Materials	25,370,407	25,370,407	-	-
Real Estate	25,440,014	25,440,014	-	-
Utilities	24,266,645	24,266,645	-	-

U.S. Government and Government Agency Obligations	740,319	-	740,319	-

Fixed-Income Funds	664,169,378	664,169,378	-	-

Money Market Funds	15,268,473	15,268,473	-	-
Total Investments in Securities:	1,812,797,101	1,791,898,776	18,161,167	2,737,158

Net Unrealized Depreciation on Unfunded Commitments	(8,449)	-	(8,449)	-
Total	(8,449)	-	(8,449)	-
Derivative Instruments: Assets
Futures Contracts	621,223	621,223	-	-
Total Assets	621,223	621,223	-	-
Total Derivative Instruments:	621,223	621,223	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	621,223	0
Total Equity Risk	621,223	0
Total Value of Derivatives	621,223	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,581,858) - See accompanying schedule:
Unaffiliated issuers (cost $777,989,063)	$1,133,359,250
Fidelity Central Funds (cost $733,509,209)	679,437,851

Total Investment in Securities (cost $1,511,498,272)		$1,812,797,101
Foreign currency held at value (cost $467)		465
Receivable for investments sold		3,948,363
Receivable for fund shares sold		1,723,132
Dividends receivable		1,446,787
Distributions receivable from Fidelity Central Funds		94,505
Receivable for daily variation margin on futures contracts		49,181
Other receivables		4,335
Total assets		1,820,063,869
Liabilities
Payable to custodian bank	$48,814
Payable for investments purchased	2,825,243
Unrealized depreciation on unfunded commitments	8,449
Payable for fund shares redeemed	1,677,204
Accrued management fee	479,812
Other payables and accrued expenses	7,858
Collateral on securities loaned	1,609,511
Total Liabilities		6,656,891
Net Assets		$1,813,406,978
Net Assets consist of:
Paid in capital		$1,531,254,477
Total accumulated earnings (loss)		282,152,501
Net Assets		$1,813,406,978
Net Asset Value, offering price and redemption price per share ($1,813,406,978 ÷ 122,561,259 shares)		$14.80
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$6,564,067
Interest		30,694
Income from Fidelity Central Funds (including $4,984 from security lending)		13,364,913
Total Income		19,959,674
Expenses
Management fee	$2,665,909
Independent trustees' fees and expenses	4,175
Interest	801
Total expenses before reductions	2,670,885
Expense reductions	(1,137)
Total expenses after reductions		2,669,748
Net Investment income (loss)		17,289,926
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	15,739,545
Foreign currency transactions	3,156
Futures contracts	1,175,249
Total net realized gain (loss)		16,917,950
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $37,372)	137,533,739
Fidelity Central Funds	5,050,407
Unfunded commitments	(8,449)
Assets and liabilities in foreign currencies	151
Futures contracts	125,370
Total change in net unrealized appreciation (depreciation)		142,701,218
Net gain (loss)		159,619,168
Net increase (decrease) in net assets resulting from operations		$176,909,094
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,289,926	$26,492,751
Net realized gain (loss)	16,917,950	(24,679,278)
Change in net unrealized appreciation (depreciation)	142,701,218	172,647,639
Net increase (decrease) in net assets resulting from operations	176,909,094	174,461,112
Distributions to shareholders	(15,454,114)	(46,423,529)

Share transactions
Proceeds from sales of shares	220,263,340	629,232,728
Reinvestment of distributions	13,501,803	43,706,343
Cost of shares redeemed	(183,409,180)	(337,292,021)

Net increase (decrease) in net assets resulting from share transactions	50,355,963	335,647,050
Total increase (decrease) in net assets	211,810,943	463,684,633

Net Assets
Beginning of period	1,601,596,035	1,137,911,402
End of period	$1,813,406,978	$1,601,596,035

Other Information
Shares
Sold	16,181,182	51,105,312
Issued in reinvestment of distributions	998,968	3,722,524
Redeemed	(13,276,349)	(27,015,596)
Net increase (decrease)	3,903,801	27,812,240

Financial Highlights
Fidelity® Balanced K6 Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$13.50	$12.53	$14.97	$12.24	$10.23	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.24	.17	.16	.19	.04
Net realized and unrealized gain (loss)	1.29	1.20	(1.98)	2.87	1.97	.20
Total from investment operations	1.43	1.44	(1.81)	3.03	2.16	.24
Distributions from net investment income	(.13)	(.22)	(.16)	(.14)	(.14)	(.01)
Distributions from net realized gain	-	(.24)	(.47)	(.16)	(.01)	-
Total distributions	(.13)	(.47) D	(.63)	(.30)	(.15)	(.01)
Net asset value, end of period	$14.80	$13.50	$12.53	$14.97	$12.24	$10.23
Total Return E,F	10.67%	12.09%	(12.52)%	25.14%	21.36%	2.35%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.32% I	.32%	.32%	.32%	.32%	.32% I
Expenses net of fee waivers, if any	.32% I	.32%	.32%	.32%	.32%	.32% I
Expenses net of all reductions	.32% I	.32%	.32%	.32%	.31%	.32% I
Net investment income (loss)	2.08% I	1.91%	1.23%	1.14%	1.75%	2.00% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,813,407	$1,601,596	$1,137,911	$957,453	$426,979	$1,629
Portfolio turnover rate J	24% I,K	33% K	38% K	42% K	76% K	6% L

AFor the period June 14, 2019 (commencement of operations) through August 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Balanced K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$375,202,785
Gross unrealized depreciation	(78,940,682)
Net unrealized appreciation (depreciation)	$296,262,103
Tax cost	$1,515,913,775

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(38,423,880)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable. The total amount of commitments outstanding at period end is presented in the table below.

	Investment to be Acquired	Shares	Commitment Amount
Fidelity Balanced K6 Fund	Lions Gate Entertainment Corp.	14,849	$142,996

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced K6 Fund	232,100,783	197,059,172

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Balanced K6 Fund	2,102,228	26,805,478

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Balanced K6 Fund	26,952,681	327,304,143
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Balanced K6 Fund	$ 2,383

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Balanced K6 Fund	Borrower	$ 5,184,000	5.57%	$801

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Balanced K6 Fund	8,993,659	12,865,716	190,174

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Balanced K6 Fund	$523	$51	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,137.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Balanced K6 Fund	.32%
Actual		$ 1,000	$ 1,106.70	$ 1.68
Hypothetical-B		$ 1,000	$ 1,023.27	$ 1.61

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Balanced K6 Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9893902.104
BAL-K6-SANN-0424

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2024